UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21746

Name of Fund: Small Cap Premium & Dividend Income Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Small Cap Premium & Dividend Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.7%                     8,400    24/7 Real Media, Inc. (a)                                  $      67,452
                                               13,400    aQuantive, Inc. (a)                                              373,994
                                                8,100    Catalina Marketing Corp.                                         255,798
                                                5,100    inVentiv Health, Inc. (a)                                        195,279
                                                4,000    Marchex, Inc. Class B                                             61,280
                                                7,000    National CineMedia, Inc. (a)                                     186,900
                                                8,400    Valassis Communications, Inc. (a)                                144,396
                                               16,630    ValueClick, Inc. (a)                                             434,542
                                                                                                                    -------------
                                                                                                                        1,719,641
---------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.6%                                2,200    Argon ST, Inc. (a)                                                58,212
                                                7,700    Curtiss-Wright Corp.                                             296,758
                                                3,600    Heico Corp.                                                      131,364
                                                3,300    K&F Industries Holdings, Inc. (a)                                 88,869
                                                2,500    Ladish Co., Inc. (a)                                              94,100
                                                1,800    MTC Technologies, Inc. (a)                                        37,854
                                                6,500    Moog, Inc. Class A (a)                                           270,725
                                                9,700    Orbital Sciences Corp. (a)                                       181,778
                                                6,000    Teledyne Technologies, Inc. (a)                                  224,640
                                                1,600    TransDigm Group, Inc. (a)                                         58,208
                                                1,700    United Industrial Corp.                                           93,840
                                                                                                                    -------------
                                                                                                                        1,536,348
---------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing &                            700    Alico, Inc.                                                       40,131
Ranching - 0.1%                                 2,200    The Andersons, Inc.                                               97,680
                                                6,200    Delta & Pine Land Co.                                            255,440
                                                                                                                    -------------
                                                                                                                          393,251
---------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.9%                            6,400    AAR Corp. (a)                                                    176,384
                                               10,100    ABX Air, Inc. (a)                                                 69,185
                                               15,900    AirTran Holdings, Inc. (a)                                       163,293
                                                7,000    Alaska Air Group, Inc. (a)                                       266,700
                                                3,500    Atlas Air Worldwide Holdings, Inc. (a)                           184,555
                                                4,100    Bristow Group, Inc. (a)                                          149,445
                                                5,500    EGL, Inc. (a)                                                    217,965
                                                8,600    ExpressJet Holdings, Inc. (a)                                     50,224
                                                6,300    Frontier Airlines Holdings, Inc. (a)                              37,863
                                               30,500    JetBlue Airways Corp. (a)                                        351,055
                                                6,300    Mesa Air Group, Inc. (a)                                          47,439
                                                2,400    PHI, Inc. (a)                                                     64,944
                                                5,700    Republic Airways Holdings, Inc. (a)                              130,872
                                               11,200    SkyWest, Inc.                                                    300,496
                                                                                                                    -------------
                                                                                                                        2,210,420
---------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                                 4,100    Century Aluminum Co. (a)                                         192,208
---------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%                 3,800    Aftermarket Technology Corp. (a)                                  92,264
                                                3,700    Commercial Vehicle Group, Inc. (a)                                76,220
                                                2,800    Keystone Automotive Industries, Inc. (a)                          94,360
                                                4,000    Superior Industries International, Inc.                           83,320
                                                                                                                    -------------
                                                                                                                          346,164
---------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original                            9,100    American Axle & Manufacturing Holdings, Inc.                     248,885
Equipment - 0.6%                               12,400    ArvinMeritor, Inc.                                               226,300
                                                1,950    Fuel Systems Solutions, Inc. (a)                                  36,114
                                               13,270    Lear Corp. (a)                                                   484,488

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                2,750    Noble International Ltd.                                   $      46,145
                                                7,500    Quantum Fuel Systems Technologies Worldwide, Inc. (a)              9,150
                                                1,300    Sauer-Danfoss, Inc.                                               39,130
                                                7,900    Tenneco, Inc. (a)                                                201,134
                                               22,400    Visteon Corp. (a)                                                191,296
                                                                                                                    -------------
                                                                                                                        1,482,642
---------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.1%                     3,300    Accuride Corp. (a)                                                48,180
                                                1,500    Miller Industries, Inc. (a)                                       32,715
                                                5,900    Modine Manufacturing Co.                                         135,110
                                                5,500    Wabash National Corp.                                             84,810
                                                                                                                    -------------
                                                                                                                          300,815
---------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%                     5,100    Signature Bank (a)                                               165,954
---------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 6.2%             2,200    1st Source Corp.                                                  57,574
                                                2,600    Alabama National Bancorp.                                        184,106
                                                3,800    Amcore Financial, Inc.                                           120,650
                                                2,900    AmericanWest Bancorp                                              62,466
                                                2,900    Ameris Bancorp                                                    70,992
                                                1,591    Arrow Financial Corp.                                             35,638
                                                1,100    BancTrust Financial Group, Inc.                                   23,276
                                                1,200    Bancfirst Corp.                                                   55,620
                                                2,000    The Bancorp, Inc. (a)                                             52,000
                                                3,875    Bank of Granite Corp.                                             69,440
                                                2,100    Bank of the Ozarks, Inc.                                          60,312
                                                4,300    BankFinancial Corp.                                               69,961
                                                2,100    Banner Corp.                                                      87,255
                                                6,200    Boston Private Financial Holdings, Inc.                          173,104
                                               11,742    CVB Financial Corp.                                              139,730
                                                2,700    Cadence Financial Corp.                                           54,000
                                                1,100    Camden National Corp.                                             47,740
                                                2,200    Capital City Bank Group, Inc.                                     73,260
                                                2,100    Capital Corp. of the West                                         55,755
                                                2,400    Capitol Bancorp Ltd.                                              88,440
                                                5,800    Cardinal Financial Corp.                                          57,884
                                                5,000    Cascade Bancorp                                                  129,650
                                                9,000    Cathay General Bancorp                                           305,820
                                               10,400    Centennial Bank Holdings, Inc. (a)                                89,960
                                                2,100    Center Financial Corp.                                            41,517
                                                  800    Centerstate Banks of Florida, Inc.                                14,136
                                                5,300    Central Pacific Financial Corp.                                  193,821
                                                4,400    Chemical Financial Corp.                                         131,076
                                                8,200    Chittenden Corp.                                                 247,558
                                               15,100    Citizens Banking Corp.                                           334,616
                                                3,100    City Holding Co.                                                 125,395
                                                2,100    CityBank                                                          67,200
                                                  500    Clifton Savings Bancorp, Inc.                                      5,970
                                                2,600    CoBiz, Inc.                                                       51,766
                                                1,200    Columbia Bancorp                                                  28,812
                                                2,800    Columbia Banking System, Inc.                                     94,444
                                                1,100    Community Bancorp (a)                                             33,825
                                                5,200    Community Bank System, Inc.                                      108,784
                                                4,230    Community Banks, Inc.                                            100,970

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                2,600    Community Trust Bancorp, Inc.                              $      94,198
                                                6,900    Corus Bankshares, Inc.                                           117,714
                                               15,700    Doral Financial Corp.                                             25,748
                                                2,000    Enterprise Financial Services Corp.                               56,000
                                                  900    FNB Corp.                                                         32,247
                                                  700    Farmers Capital Bank Corp.                                        20,447
                                               12,300    First BanCorp                                                    163,098
                                                1,400    First Bancorp                                                     29,932
                                                2,200    First Busey Corp.                                                 47,146
                                                5,500    First Charter Corp.                                              118,250
                                               12,400    First Commonwealth Financial Corp.                               145,700
                                                4,429    First Community Bancorp, Inc.                                    250,416
                                                2,200    First Community Bancshares, Inc.                                  85,800
                                                5,900    First Financial Bancorp                                           89,149
                                                3,600    First Financial Bankshares, Inc.                                 150,552
                                                3,100    First Financial Corp.                                             95,945
                                                3,200    First Merchants Corp.                                             75,904
                                                8,800    First Midwest Bancorp, Inc.                                      323,400
                                                2,100    First Regional Bancorp (a)                                        62,370
                                                1,950    First South Bancorp, Inc.                                         59,846
                                                3,100    First State Bancorp.                                              69,905
                                               14,000    FirstMerit Corp.                                                 295,540
                                                4,100    Franklin Bank Corp. (a)                                           73,267
                                                7,050    Frontier Financial Corp.                                         175,898
                                                1,800    GB&T Bancshares, Inc.                                             32,634
                                                8,550    Glacier Bancorp, Inc.                                            205,542
                                                8,800    Greater Bay Bancorp                                              236,632
                                                1,500    Greene County Bancshares, Inc.                                    50,865
                                                4,700    Hancock Holding Co.                                              206,706
                                                7,100    Hanmi Financial Corp.                                            135,326
                                                5,103    Harleysville National Corp.                                       90,935
                                                2,300    Heartland Financial USA, Inc.                                     61,525
                                                2,800    Heritage Commerce Corp.                                           71,372
                                                6,605    Independent Bank Corp.                                           167,226
                                                3,100    Integra Bank Corp.                                                69,099
                                                8,206    International Bancshares Corp.                                   243,472
                                                  900    Intervest Bancshares Corp. (a)                                    25,830
                                                9,300    Investors Bancorp, Inc. (a)                                      134,291
                                                3,600    Irwin Financial Corp.                                             67,104
                                                2,730    Lakeland Bancorp, Inc.                                            36,992
                                                2,700    Lakeland Financial Corp.                                          61,290
                                                4,177    MB Financial, Inc.                                               150,414
                                                2,200    MBT Financial Corp.                                               28,402
                                                2,455    Macatawa Bank Corp.                                               45,172
                                                3,780    MainSource Financial Group, Inc.                                  64,184
                                                1,430    Mercantile Bank Corp.                                             46,446
                                                  300    MetroCorp Bancshares, Inc.                                         6,360
                                                3,900    Mid-State Bancshares                                             143,091
                                                2,900    Midwest Banc Holdings, Inc.                                       51,359
                                                6,000    NBT Bancorp, Inc.                                                140,580
                                                3,700    Nara Bancorp, Inc.                                                64,787

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                8,420    National Penn Bancshares, Inc.                             $     159,138
                                               11,800    Old National Bancorp                                             214,524
                                                2,400    Old Second Bancorp, Inc.                                          65,760
                                                2,200    Omega Financial Corp.                                             62,722
                                                3,700    Oriental Financial Group                                          43,586
                                                8,200    Pacific Capital Bancorp                                          263,384
                                                2,100    Park National Corp.                                              198,408
                                                2,500    Peoples Bancorp, Inc.                                             66,025
                                                2,700    Pinnacle Financial Partners, Inc. (a)                             82,377
                                                3,600    Piper Jaffray Cos. (a)                                           222,984
                                                2,100    Placer Sierra Bancshares                                          56,826
                                                1,050    Preferred Bank                                                    41,171
                                                3,455    Premierwest Bancorp                                               46,435
                                                3,100    PrivateBancorp, Inc.                                             113,336
                                                6,700    Prosperity Bancshares, Inc.                                      232,758
                                                5,800    Provident Bankshares Corp.                                       190,588
                                                2,550    Renasant Corp.                                                    62,934
                                                1,911    Republic Bancorp, Inc. Class A                                    43,208
                                                4,600    S&T Bancorp, Inc.                                                151,984
                                                1,260    SCBT Financial Corp.                                              45,688
                                                6,200    SVB Financial Group (a)                                          301,258
                                                1,785    SY Bancorp, Inc.                                                  44,375
                                                2,600    Sandy Spring Bancorp, Inc.                                        90,064
                                                  200    Santander BanCorp                                                  3,522
                                                2,300    Seacoast Banking Corp. of Florida                                 52,141
                                                2,100    Security Bank Corp.                                               42,294
                                                1,000    Shore Bancshares, Inc.                                            26,450
                                                  400    Sierra Bancorp                                                    11,224
                                                3,100    Simmons First National Corp. Class A                              93,217
                                                  880    Smithtown Bancorp, Inc.                                           22,880
                                                2,745    Southside Bancshares, Inc.                                        62,888
                                                2,500    Southwest Bancorp, Inc.                                           64,225
                                               12,000    Sterling Bancshares, Inc.                                        134,160
                                                4,500    Sterling Financial Corp.                                          99,900
                                                2,500    Suffolk Bancorp                                                   80,700
                                                3,515    Sun Bancorp, Inc. (a)                                             65,344
                                                4,200    Superior Bancorp (a)                                              45,360
                                                8,200    Susquehanna Bancshares, Inc.                                     190,158
                                                  700    Taylor Capital Group, Inc.                                        24,500
                                                4,100    Texas Capital Bancshares, Inc. (a)                                84,050
                                                1,490    Tompkins Trustco, Inc.                                            62,371
                                                2,700    Trico Bancshares                                                  63,909
                                               13,200    TrustCo Bank Corp. NY                                            126,456
                                                8,200    Trustmark Corp.                                                  229,928
                                               16,600    UCBH Holdings, Inc.                                              309,092
                                                5,600    UMB Financial Corp.                                              211,456
                                                2,575    USB Holding Co., Inc.                                             58,427
                                                9,888    Umpqua Holdings Corp.                                            264,702
                                                3,150    Union Bankshares Corp.                                            81,711
                                                6,500    United Bankshares, Inc.                                          227,695
                                                5,900    United Community Banks, Inc.                                     193,461

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  500    United Security Bancshares                                 $       9,535
                                                2,000    Univest Corp. of Pennsylvania                                     49,540
                                                2,400    Vineyard National Bancorp                                         55,296
                                                2,700    Virginia Commerce Bancorp (a)                                     58,455
                                                2,400    Virginia Financial Group, Inc.                                    62,232
                                                2,800    Washington Trust Bancorp, Inc.                                    75,068
                                                3,900    WesBanco, Inc.                                                   120,393
                                                4,200    West Bancorp., Inc.                                               63,378
                                                2,600    West Coast Bancorp                                                83,122
                                                5,500    Westamerica Bancorp.                                             264,935
                                                2,300    Western Alliance Bancorp (a)                                      71,392
                                                2,700    Wilshire Bancorp, Inc.                                            44,280
                                                4,300    Wintrust Financial Corp.                                         191,823
                                                1,700    Yardville National Bancorp                                        61,727
                                                                                                                    -------------
                                                                                                                       15,983,561
---------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%             1,600    Boston Beer Co., Inc. Class A (a)                                 53,360
---------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                      800    Coca-Cola Bottling Co. Consolidated                               45,304
                                                  400    Farmer Bros. Co.                                                   9,080
                                                1,100    Green Mountain Coffee Roasters, Inc. (a)                          69,355
                                                4,100    Jones Soda Co. (a)                                                82,902
                                                1,400    National Beverage Corp. (a)                                       24,556
                                                2,400    Peet's Coffee & Tea, Inc. (a)                                     66,288
                                                                                                                    -------------
                                                                                                                          297,485
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research                          8,400    ADVENTRX Pharmaceuticals, Inc. (a)                                21,000
& Production - 2.1%                            11,800    AVI BioPharma, Inc. (a)                                           31,624
                                                5,700    Acadia Pharmaceuticals, Inc. (a)                                  85,614
                                                1,800    Advanced Magnetics, Inc. (a)                                     108,486
                                                4,500    Albany Molecular Research, Inc. (a)                               44,325
                                                5,500    Alexion Pharmaceuticals, Inc. (a)                                237,820
                                                5,600    Alnylam Pharmaceuticals, Inc. (a)                                100,800
                                                  800    Altus Pharmaceuticals, Inc. (a)                                   12,176
                                                7,700    American Oriental Bioengineering, Inc. (a)                        72,303
                                               13,500    Applera Corp. - Celera Genomics Group (a)                        191,700
                                                8,300    Arena Pharmaceuticals, Inc. (a)                                   90,138
                                               10,800    Ariad Pharmaceuticals, Inc. (a)                                   48,492
                                                6,900    Array Biopharma, Inc. (a)                                         87,630
                                                4,600    ArthroCare Corp. (a)                                             165,784
                                                8,800    Bioenvision, Inc. (a)                                             35,992
                                                7,900    Cell Genesys, Inc. (a)                                            33,180
                                                2,800    Coley Pharmaceutical Group, Inc. (a)                              26,824
                                                4,100    Combinatorx, Inc. (a)                                             28,659
                                                9,500    Cubist Pharmaceuticals, Inc. (a)(c)                              209,665
                                                5,500    Cypress Bioscience, Inc. (a)                                      41,745
                                                3,900    Cytokinetics, Inc. (a)                                            27,144
                                                9,600    deCODE genetics, Inc. (a)                                         35,040
                                                3,100    Digene Corp. (a)                                                 131,471
                                                5,300    Diversa Corp. (a)                                                 41,393
                                               10,300    Encysive Pharmaceuticals, Inc. (a)                                27,913
                                                7,600    Enzon Pharmaceuticals, Inc. (a)                                   61,940
                                               14,700    Exelixis, Inc. (a)                                               146,118
                                                4,500    Genitope Corp. (a)                                                18,675

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                1,500    Genomic Health, Inc. (a)                                   $      26,010
                                               22,800    Genta, Inc. (a)                                                    7,068
                                               11,500    Geron Corp. (a)                                                   80,500
                                                5,100    Hana Biosciences, Inc. (a)                                         9,741
                                               23,100    Human Genome Sciences, Inc. (a)                                  245,322
                                                4,100    Idenix Pharmaceuticals, Inc. (a)                                  29,930
                                               14,600    Incyte Corp. (a)                                                  96,214
                                                3,300    Integra LifeSciences Holdings Corp. (a)                          150,414
                                                4,600    InterMune, Inc. (a)                                              113,436
                                                2,200    Kendle International, Inc. (a)                                    78,144
                                                2,000    Kensey Nash Corp. (a)                                             61,000
                                                7,600    Keryx Biopharmaceuticals, Inc. (a)                                79,952
                                               14,300    Lexicon Genetics, Inc. (a)                                        51,909
                                                3,900    MannKind Corp. (a)                                                55,770
                                                5,600    Martek Biosciences Corp. (a)                                     115,472
                                                4,400    Maxygen, Inc. (a)                                                 49,060
                                                3,200    Metabasis Therapeutics, Inc. (a)                                  23,520
                                                3,800    Momenta Pharmaceuticals, Inc. (a)                                 49,248
                                               29,700    Monogram Biosciences, Inc. (a)                                    57,618
                                                6,900    Myriad Genetics, Inc. (a)                                        237,774
                                                8,000    NPS Pharmaceuticals, Inc. (a)                                     27,120
                                               10,400    Nabi Biopharmaceuticals (a)                                       55,224
                                                3,800    Nastech Pharmaceutical Co., Inc. (a)                              41,002
                                                6,600    Neurocrine Biosciences, Inc. (a)                                  82,500
                                                4,400    Northfield Laboratories, Inc. (a)                                 15,884
                                                9,100    Nuvelo, Inc. (a)                                                  33,488
                                               10,000    OSI Pharmaceuticals, Inc. (a)                                    330,000
                                                3,100    PRA International, Inc. (a)                                       66,836
                                                8,700    Panacos Pharmaceuticals, Inc. (a)                                 40,281
                                               30,700    Peregrine Pharmaceuticals, Inc. (a)                               29,779
                                                3,200    PharmaNet Development Group, Inc. (a)                             83,200
                                                3,900    Progenics Pharmaceuticals, Inc. (a)                               92,352
                                                4,400    Rigel Pharmaceuticals, Inc. (a)                                   47,784
                                                7,400    Sangamo Biosciences, Inc. (a)                                     50,320
                                                9,504    Savient Pharmaceuticals, Inc. (a)                                114,238
                                                4,300    Tanox, Inc. (a)                                                   80,668
                                                9,200    Telik, Inc. (a)                                                   49,956
                                                3,100    Trimeris, Inc. (a)                                                21,328
                                               11,900    ViroPharma, Inc. (a)                                             170,765
                                                6,600    ZymoGenetics, Inc. (a)                                           102,696
                                                                                                                    -------------
                                                                                                                        5,317,174
---------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%                       1,500    Ameron International Corp.                                        98,790
                                                2,200    BlueLinx Holdings, Inc.                                           23,100
                                                5,100    Building Material Holding Corp.                                   92,361
                                                3,500    LSI Industries, Inc.                                              58,590
                                                3,600    NCI Building Systems, Inc. (a)                                   171,864
                                                6,500    Simpson Manufacturing Co., Inc.                                  200,460
                                                4,100    Texas Industries, Inc.                                           309,673
                                                2,100    Trex Co., Inc. (a)                                                45,213
                                                4,900    Watsco, Inc.                                                     250,243

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                2,500    Zoltek Cos., Inc. (a)                                      $      87,325
                                                                                                                    -------------
                                                                                                                        1,337,619
---------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                         5,900    US Concrete, Inc. (a)                                             46,138
---------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%             1,200    Aaon, Inc.                                                        31,356
                                                4,800    Interline Brands, Inc. (a)                                       105,216
                                                                                                                    -------------
                                                                                                                          136,572
---------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.2%                  2,600    Builders FirstSource, Inc. (a)                                    41,782
                                                7,100    Comfort Systems USA, Inc.                                         85,058
                                                3,200    Drew Industries, Inc. (a)                                         91,776
                                                4,000    Goodman Global, Inc. (a)                                          70,480
                                                5,200    Griffon Corp. (a)                                                128,700
                                                                                                                    -------------
                                                                                                                          417,796
---------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.1%            7,700    Beacon Roofing Supply, Inc. (a)                                  124,585
---------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%               69,100    Charter Communications, Inc. Class A (a)                         192,789
                                                5,000    Crown Media Holdings, Inc. Class A (a)                            26,650
                                               13,400    TiVo, Inc. (a)                                                    85,090
                                                                                                                    -------------
                                                                                                                          304,529
---------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.6%                       4,500    Ameristar Casinos, Inc.                                          144,495
                                                9,200    Bally Technologies, Inc. (a)                                     216,936
                                                3,800    Century Casinos, Inc. (a)                                         31,350
                                                1,300    Churchill Downs, Inc.                                             59,007
                                                2,550    Dover Downs Gaming & Entertainment, Inc.                          32,844
                                                2,700    Isle of Capri Casinos, Inc. (a)                                   69,174
                                                4,000    Lakes Entertainment, Inc. (a)                                     44,600
                                                4,000    MTR Gaming Group, Inc. (a)                                        52,320
                                                9,600    Magna Entertainment Corp. Class A (a)                             34,944
                                                1,600    Monarch Casino & Resort, Inc. (a)                                 41,600
                                                4,800    Multimedia Games, Inc. (a)                                        57,120
                                               10,340    Pinnacle Entertainment, Inc. (a)                                 300,584
                                                5,900    Progressive Gaming International Corp. (a)                        26,550
                                                1,700    Riviera Holdings Corp. (a)                                        47,515
                                                6,100    Shuffle Master, Inc. (a)                                         111,325
                                                4,900    Trump Entertainment Resorts, Inc. (a)                             88,543
                                                4,700    WMS Industries, Inc. (a)                                         184,428
                                                                                                                    -------------
                                                                                                                        1,543,335
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%                                3,100    American Vanguard Corp.                                           52,979
                                                4,200    Arch Chemicals, Inc.                                             131,124
                                                4,200    Balchem Corp.                                                     74,256
                                                9,700    CF Industries Holdings, Inc.                                     373,935
                                                4,200    Cabot Microelectronics Corp. (a)                                 140,742
                                                6,900    Calgon Carbon Corp. (a)                                           57,339
                                                4,700    Cambrex Corp.                                                    115,620
                                                4,600    China BAK Battery, Inc. (a)                                       14,950
                                                8,200    EnerSys (a)                                                      140,876
                                                6,900    Energy Conversion Devices, Inc. (a)                              241,086
                                                6,000    Georgia Gulf Corp.                                                97,260
                                               19,900    Hercules, Inc. (a)                                               388,846
                                                2,800    Innospec, Inc.                                                   161,392
                                                4,900    MacDermid, Inc.                                                  170,863
                                                3,600    Medis Technologies Ltd. (a)                                       60,876

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                1,300    NL Industries, Inc.                                        $      14,170
                                                3,000    NewMarket Corp.                                                  122,010
                                                2,700    Nuco2, Inc. (a)                                                   68,094
                                                5,100    OM Group, Inc. (a)                                               227,868
                                                6,700    Omnova Solutions, Inc. (a)                                        36,582
                                                2,700    Pioneer Cos., Inc. (a)                                            74,628
                                               16,200    PolyOne Corp. (a)                                                 98,820
                                                6,200    Rockwood Holdings, Inc. (a)                                      171,616
                                                4,900    Schulman A, Inc.                                                 115,444
                                                5,200    Senomyx, Inc. (a)                                                 64,376
                                                1,100    Stepan Co.                                                        28,875
                                                5,000    Tronox, Inc. Class A                                              72,000
                                                2,300    Tronox, Inc. Class B                                              32,154
                                                8,900    UAP Holding Corp.                                                230,065
                                               11,900    WR Grace & Co. (a)                                               314,398
                                                                                                                    -------------
                                                                                                                        3,893,244
---------------------------------------------------------------------------------------------------------------------------------
Coal - 0.1%                                     9,100    Alpha Natural Resources, Inc. (a)                                142,233
                                               19,800    International Coal Group, Inc. (a)                               103,950
                                                2,900    James River Coal Co. (a)                                          21,663
                                                  800    Westmoreland Coal Co. (a)                                         16,120
                                                                                                                    -------------
                                                                                                                          283,966
---------------------------------------------------------------------------------------------------------------------------------
Commercial Information                          5,300    Arbitron, Inc.                                                   248,835
Services - 0.2%                                81,000    CMGI, Inc. (a)                                                   171,720
                                                5,900    infoUSA, Inc.                                                     56,758
                                                4,300    LECG Corp. (a)                                                    62,264
                                                                                                                    -------------
                                                                                                                          539,577
---------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%                  11,700    Entravision Communications Corp. Class A (a)                     109,278
                                               43,400    Gemstar-TV Guide International, Inc. (a)                         181,846
                                                                                                                    -------------
                                                                                                                          291,124
---------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.9%               68,600    3Com Corp. (a)                                                   268,226
                                               12,000    Adtran, Inc.                                                     292,200
                                                3,000    Anaren, Inc. (a)                                                  52,830
                                                5,800    Anixter International, Inc. (a)                                  382,452
                                                9,100    Atheros Communications, Inc. (a)                                 217,763
                                               28,800    Avanex Corp. (a)                                                  51,552
                                                8,980    Avocent Corp. (a)                                                242,191
                                                1,800    Bel Fuse, Inc.                                                    69,678
                                                3,100    Black Box Corp.                                                  113,274
                                               67,975    Brocade Communications Systems, Inc. (a)                         647,122
                                                  400    CPI International, Inc. (a)                                        7,688
                                                8,400    CSG Systems International, Inc. (a)                              210,168
                                                3,200    Carrier Access Corp. (a)                                          16,352
                                                2,900    Cbeyond Communications, Inc. (a)                                  85,057
                                                3,300    Cogent Communications Group, Inc. (a)                             77,979
                                               10,200    CommScope, Inc. (a)                                              437,580
                                                2,600    Comtech Group, Inc. (a)                                           45,448
                                                4,000    Comtech Telecommunications Corp. (a)                             154,920
                                                4,100    Digi International, Inc. (a)                                      52,070
                                                5,600    Ditech Networks, Inc. (a)                                         45,472
                                                2,400    EMS Technologies, Inc. (a)                                        46,248
                                                5,300    Echelon Corp. (a)                                                 55,862

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                               20,800    Extreme Networks, Inc. (a)                                 $      87,984
                                               39,900    Finisar Corp. (a)                                                139,650
                                               25,600    Foundry Networks, Inc. (a)                                       347,392
                                               12,900    Harmonic, Inc. (a)                                               126,678
                                                4,200    Harris Stratex Networks, Inc. Class A (a)                         80,598
                                                1,900    ID Systems, Inc. (a)                                              22,857
                                                4,100    InPhonic, Inc. (a)                                                44,690
                                                4,600    Inter-Tel, Inc.                                                  108,744
                                                6,700    InterVoice, Inc. (a)                                              44,488
                                                7,400    Ixia (a)                                                          68,820
                                                8,700    j2 Global Communications, Inc. (a)                               241,164
                                                1,900    Loral Space & Communications Ltd. (a)                             96,672
                                                5,800    NETGEAR, Inc. (a)                                                165,474
                                                5,200    Novatel Wireless, Inc. (a)                                        83,408
                                                2,828    Oplink Communications, Inc. (a)                                   50,819
                                                7,750    Secure Computing Corp. (a)                                        59,675
                                                4,300    Sirenza Microdevices, Inc. (a)                                    37,066
                                               44,200    Sonus Networks, Inc. (a)                                         356,694
                                                3,900    Standard Microsystems Corp. (a)                                  119,106
                                               32,300    Sycamore Networks, Inc. (a)                                      120,802
                                                4,100    Syniverse Holdings, Inc. (a)                                      43,214
                                               36,900    TIBCO Software, Inc. (a)                                         314,388
                                                5,650    Talx Corp.                                                       187,185
                                               10,100    Tekelec (a)                                                      150,591
                                                9,400    Terremark Worldwide, Inc. (a)                                     75,764
                                               21,100    Utstarcom, Inc. (a)                                              174,919
                                                3,900    Viasat, Inc. (a)                                                 128,583
                                                5,400    Vonage Holdings Corp. (a)                                         18,630
                                                7,300    WebEx Communications, Inc. (a)                                   415,078
                                               19,400    Zhone Technologies, Inc. (a)                                      23,474
                                                                                                                    -------------
                                                                                                                        7,506,739
---------------------------------------------------------------------------------------------------------------------------------
Computer Services Software                      2,500    Access Integrated Technologies, Inc. (a)                          13,575
& Systems - 4.9%                               10,100    Actuate Corp. (a)                                                 52,722
                                                9,900    Agile Software Corp. (a)                                          68,805
                                                4,100    Altiris, Inc. (a)                                                134,931
                                                4,600    American Reprographics Co. (a)                                   141,634
                                                2,900    Ansoft Corp. (a)                                                  91,756
                                                5,800    Ansys, Inc. (a)                                                  294,466
                                               13,000    Ariba, Inc. (a)                                                  122,200
                                               21,500    Art Technology Group, Inc. (a)                                    49,880
                                               13,740    Aspen Technology, Inc. (a)                                       178,620
                                                4,200    Audible, Inc. (a)                                                 43,638
                                               32,600    BearingPoint, Inc. (a)                                           249,716
                                                7,700    Blackbaud, Inc.                                                  188,034
                                                4,900    Blackboard, Inc. (a)                                             164,787
                                                2,500    Blue Coat Systems, Inc. (a)                                       91,825
                                               13,600    Borland Software Corp. (a)                                        71,672
                                                3,500    Bottomline Technologies, Inc. (a)                                 38,150
                                                5,400    CACI International, Inc. Class A (a)                             253,044
                                                2,900    COMSYS IT Partners, Inc. (a)                                      57,710
                                                5,760    Chordiant Software, Inc. (a)                                      59,616

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                9,500    Ciber, Inc. (a)                                            $      74,765
                                                5,600    Concur Technologies, Inc. (a)                                     97,776
                                                4,700    Convera Corp. (a)                                                 14,758
                                                5,500    Covansys Corp. (a)                                               135,740
                                                1,600    DealerTrack Holdings, Inc. (a)                                    49,152
                                                6,500    Dendrite International, Inc. (a)                                 101,790
                                                6,900    Digital River, Inc. (a)                                          381,225
                                                3,200    eCollege.com, Inc. (a)                                            57,440
                                                2,600    EPIQ Systems, Inc. (a)                                            52,988
                                               10,200    Electronics for Imaging, Inc. (a)                                239,190
                                                3,700    Emageon, Inc. (a)                                                 40,700
                                                9,600    Epicor Software Corp. (a)                                        133,536
                                                5,000    Equinix, Inc. (a)                                                428,150
                                               10,000    Gartner, Inc. Class A (a)                                        239,500
                                               10,450    Hyperion Solutions Corp. (a)                                     541,624
                                                2,200    i2 Technologies, Inc. (a)                                         52,800
                                                2,600    iGate Corp. (a)                                                   21,424
                                                3,000    Infocrossing, Inc. (a)                                            44,610
                                               15,100    Informatica Corp. (a)                                            202,793
                                                1,800    Integral Systems, Inc.                                            43,506
                                                6,900    Internet Capital Group, Inc. (a)                                  73,830
                                                7,500    Interwoven, Inc. (a)                                             126,750
                                                5,100    JDA Software Group, Inc. (a)                                      76,653
                                                3,800    Jupitermedia Corp. (a)                                            25,156
                                                7,600    Keane, Inc. (a)                                                  103,208
                                               21,700    Lawson Software, Inc. (a)                                        175,553
                                               10,400    Lionbridge Technologies, Inc. (a)                                 52,936
                                                9,100    Macrovision Corp. (a)                                            227,955
                                                6,100    Magma Design Automation, Inc. (a)                                 72,956
                                                4,800    Manhattan Associates, Inc. (a)                                   131,664
                                                3,200    Mantech International Corp. Class A (a)                          106,912
                                                5,100    Mapinfo Corp. (a)                                                102,663
                                               14,100    Mentor Graphics Corp. (a)                                        230,394
                                                3,700    Mercury Computer Systems, Inc. (a)                                51,319
                                                3,500    Merge Technologies, Inc. (a)                                      16,975
                                                1,800    MicroStrategy, Inc. Class A (a)                                  227,502
                                                6,800    Micros Systems, Inc. (a)                                         367,132
                                                4,500    Ness Technologies, Inc. (a)                                       57,510
                                                4,300    NetScout Systems, Inc. (a)                                        38,915
                                               22,000    Nuance Communications, Inc. (a)                                  336,820
                                               16,500    Openwave Systems, Inc. (a)                                       134,475
                                                1,900    Opnet Technologies, Inc. (a)                                      25,669
                                               14,300    Opsware, Inc. (a)                                                103,675
                                                3,500    PDF Solutions, Inc. (a)                                           39,515
                                                6,100    Packeteer, Inc. (a)                                               75,762
                                               19,520    Parametric Technology Corp. (a)                                  372,637
                                                  500    Pegasystems, Inc.                                                  4,625
                                                7,200    Progress Software Corp. (a)                                      224,640
                                                  700    QAD, Inc.                                                          6,370
                                               11,800    Quest Software, Inc. (a)                                         191,986
                                               18,800    RealNetworks, Inc. (a)                                           147,580

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                2,600    RightNow Technologies, Inc. (a)                            $      42,588
                                                6,050    SAVVIS, Inc. (a)                                                 289,130
                                                2,300    SI International, Inc. (a)                                        66,033
                                                3,400    SPSS, Inc. (a)                                                   122,740
                                                6,700    SRA International, Inc. Class A (a)                              163,212
                                                5,100    SYKES Enterprises, Inc. (a)                                       93,024
                                                1,700    SYNNEX Corp. (a)                                                  36,108
                                                4,800    SafeNet, Inc. (a)                                                135,840
                                               14,200    Sapient Corp. (a)                                                 97,412
                                                4,000    Sigma Designs, Inc. (a)                                          105,040
                                                3,500    Smith Micro Software, Inc. (a)                                    65,205
                                               11,300    SonicWALL, Inc. (a)                                               94,468
                                               15,800    Sybase, Inc. (a)                                                 399,424
                                                  800    Syntel, Inc.                                                      27,720
                                                4,100    Taleo Corp. Class A (a)                                           67,978
                                                6,600    Transaction Systems Architects, Inc. Class A (a)                 213,774
                                                7,500    Trizetto Group (a)                                               150,075
                                                6,900    Tyler Technologies, Inc. (a)                                      87,630
                                                4,200    Ultimate Software Group, Inc. (a)                                109,998
                                               11,100    VA Software Corp. (a)                                             44,733
                                                4,300    VASCO Data Security International, Inc. (a)                       76,669
                                                5,200    Vignette Corp. (a)                                                96,564
                                                9,400    webMethods, Inc. (a)                                              67,586
                                                8,400    Websense, Inc. (a)                                               193,116
                                               13,200    Wind River Systems, Inc. (a)                                     131,208
                                                5,900    Witness Systems, Inc. (a)                                        159,005
                                                8,600    Zoran Corp. (a)                                                  146,372
                                                                                                                    -------------
                                                                                                                       12,532,637
---------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.0%                     19,900    Adaptec, Inc. (a)                                                 77,013
                                                6,500    Advanced Analogic Technologies, Inc. (a)                          42,770
                                               14,800    Emulex Corp. (a)                                                 270,692
                                                6,300    FalconStor Software, Inc. (a)                                     65,646
                                               49,600    Gateway, Inc. (a)                                                108,624
                                                4,500    Hutchinson Technology, Inc. (a)                                  105,075
                                                6,100    Imation Corp.                                                    246,318
                                                8,800    Intermec, Inc. (a)                                               196,592
                                                5,400    Komag, Inc. (a)                                                  176,742
                                                4,800    Mobility Electronics, Inc. (a)                                    14,928
                                                3,500    Neoware Systems, Inc. (a)                                         35,245
                                               16,100    Palm, Inc. (a)                                                   291,893
                                               15,200    Perot Systems Corp. Class A (a)                                  271,624
                                               33,100    Quantum Corp. (a)                                                 89,370
                                                4,900    Rackable Systems, Inc. (a)                                        83,153
                                                4,600    Radiant Systems, Inc. (a)                                         59,938
                                                3,700    Radisys Corp. (a)                                                 60,458
                                               22,100    Safeguard Scientifics, Inc. (a)                                   65,416
                                                1,800    Stratasys, Inc. (a)                                               76,896
                                                4,400    Synaptics, Inc. (a)                                              112,552
                                               10,000    Trident Microsystems, Inc. (a)                                   200,600
                                                                                                                    -------------
                                                                                                                        2,651,545
---------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
Construction - 0.5%                             2,163    Brookfield Homes Corp.                                     $      69,432
                                                5,500    EMCOR Group, Inc. (a)                                            324,390
                                                6,100    Granite Construction, Inc.                                       337,086
                                                3,800    Perini Corp. (a)                                                 140,068
                                                2,000    Sterling Construction Co., Inc. (a)                               38,120
                                                5,100    Washington Group International, Inc. (a)                         338,742
                                                                                                                    -------------
                                                                                                                        1,247,838
---------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.8%                    26,200    CNET Networks, Inc. (a)                                          228,202
                                               51,300    Covad Communications Group, Inc. (a)                              65,151
                                                3,100    DTS, Inc. (a)                                                     75,113
                                                  800    Directed Electronics, Inc. (a)                                     7,168
                                               23,300    EarthLink, Inc. (a)                                              171,255
                                                5,500    InfoSpace, Inc. (a)                                              141,185
                                                5,410    Internap Network Services Corp. (a)                               85,208
                                               11,300    Ipass, Inc. (a)                                                   56,839
                                                3,300    LoJack Corp. (a)                                                  62,634
                                                6,300    Midway Games, Inc. (a)                                            39,375
                                                6,600    NIC, Inc.                                                         35,376
                                                6,900    NetFlix, Inc. (a)                                                160,011
                                                2,900    ParkerVision, Inc. (a)                                            38,309
                                                4,500    Sohu.com, Inc. (a)                                                96,435
                                               11,200    THQ, Inc. (a)                                                    382,928
                                               12,600    Take-Two Interactive Software, Inc. (a)                          253,764
                                               11,300    United Online, Inc.                                              158,539
                                                2,400    Universal Electronics, Inc. (a)                                   66,864
                                                3,100    WebSideStory, Inc. (a)                                            40,145
                                                                                                                    -------------
                                                                                                                        2,164,501
---------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.6%                        9,400    American Greetings Class A                                       218,174
                                                4,500    Blyth, Inc.                                                       94,995
                                                1,200    CSS Industries, Inc.                                              44,976
                                                1,100    Citi Trends, Inc. (a)                                             47,014
                                                2,900    Mannatech, Inc.                                                   46,574
                                                5,600    Matthews International Corp. Class A                             227,920
                                                5,800    Nautilus, Inc.                                                    89,494
                                                4,400    Oakley, Inc.                                                      88,616
                                                9,800    Playtex Products, Inc. (a)                                       132,986
                                                3,700    RC2 Corp. (a)                                                    149,443
                                                6,400    Spectrum Brands, Inc. (a)                                         40,512
                                                6,100    The Topps Co., Inc.                                               59,292
                                               10,600    Tupperware Corp.                                                 264,258
                                                1,600    USANA Health Sciences, Inc. (a)                                   74,992
                                                                                                                    -------------
                                                                                                                        1,579,246
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals &                6,200    AptarGroup, Inc.                                                 414,966
Glass - 0.4%                                    2,900    Greif, Inc.                                                      322,219
                                                6,200    Mobile Mini, Inc. (a)                                            166,036
                                                4,100    Silgan Holdings, Inc.                                            209,551
                                                                                                                    -------------
                                                                                                                        1,112,772
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper &                 1,000    AEP Industries, Inc. (a)                                          43,000
Plastic - 0.1%                                 13,200    Graphic Packaging Corp. (a)                                       62,568
                                                4,700    Myers Industries, Inc.                                            87,796
                                                                                                                    -------------
                                                                                                                          193,364

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                   6,500    Mueller Industries, Inc.                                   $     195,650
---------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.1%                                4,600    Elizabeth Arden, Inc. (a)                                        100,372
                                                  800    Inter Parfums, Inc.                                               16,800
                                               10,100    Nu Skin Enterprises, Inc. Class A                                166,852
                                                2,100    Parlux Fragrances, Inc. (a)                                       11,718
                                               33,791    Revlon, Inc. Class A (a)                                          36,156
                                                                                                                    -------------
                                                                                                                          331,898
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.5%          21,100    The BISYS Group, Inc. (a)                                        241,806
                                                  800    Clayton Holdings, Inc. (a)                                        12,272
                                                6,200    Euronet Worldwide, Inc. (a)                                      166,532
                                               10,100    F.N.B. Corp.                                                     170,185
                                                9,150    Freedom Acquisition Holdings, Inc. (a)                            87,566
                                                3,100    Greenhill & Co., Inc.                                            190,309
                                                3,100    Huron Consulting Group, Inc. (a)                                 188,604
                                                4,100    Rewards Network, Inc. (a)                                         21,730
                                                8,100    USI Holdings Corp. (a)                                           136,485
                                                                                                                    -------------
                                                                                                                        1,215,489
---------------------------------------------------------------------------------------------------------------------------------
Diversified Materials &                         7,900    Acuity Brands, Inc.                                              430,076
Processing - 0.7%                               6,600    Barnes Group, Inc.                                               151,866
                                                7,900    Brady Corp.                                                      246,480
                                                9,100    Clarcor, Inc.                                                    289,380
                                               16,400    Hexcel Corp. (a)                                                 325,540
                                                1,100    Koppers Holdings, Inc.                                            28,226
                                               12,700    Olin Corp.                                                       215,138
                                                6,000    Tredegar Corp.                                                   136,740
                                                                                                                    -------------
                                                                                                                        1,823,446
---------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.6%              8,800    Casey's General Stores, Inc.                                     220,088
                                                3,400    The Great Atlantic & Pacific Tea Co, Inc.                        112,812
                                                2,100    Ingles Markets, Inc. Class A                                      85,764
                                                5,600    Longs Drug Stores Corp.                                          289,184
                                                2,900    Nash Finch Co.                                                    99,934
                                                9,000    Pathmark Stores, Inc. (a)                                        115,200
                                                7,000    Ruddick Corp.                                                    210,560
                                                2,500    Smart & Final, Inc. (a)                                           54,424
                                                3,700    Spartan Stores, Inc.                                              99,160
                                                1,700    Weis Markets, Inc.                                                75,990
                                                5,100    Wild Oats Markets, Inc. (a)                                       92,820
                                                                                                                    -------------
                                                                                                                        1,455,936
---------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.2%                  5,425    AVANIR Pharmaceuticals Class A (a)                                 6,619
                                                5,300    Adams Respiratory Therapeutics, Inc. (a)                         178,239
                                                7,900    Adolor Corp. (a)                                                  69,124
                                                7,100    Akorn, Inc. (a)                                                   47,925
                                               15,400    Alkermes, Inc. (a)                                               237,776
                                                7,500    Alpharma, Inc. Class A                                           180,600
                                                4,600    Anadys Pharmaceuticals, Inc. (a)                                  18,262
                                                6,900    Atherogenics, Inc. (a)                                            19,389
                                                3,400    Auxilium Pharmaceuticals, Inc. (a)                                49,912
                                                4,200    Bentley Pharmaceuticals, Inc. (a)                                 34,398
                                                4,000    BioCryst Pharmaceuticals, Inc. (a)                                33,480
                                               15,000    BioMarin Pharmaceuticals, Inc. (a)                               258,900
                                                2,600    Bradley Pharmaceuticals, Inc. (a)                                 49,894

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                7,900    CV Therapeutics, Inc. (a)                                  $      62,173
                                                  700    Caraco Pharmaceutical Laboratories Ltd. (a)                        8,526
                                                3,100    Chattem, Inc. (a)                                                182,714
                                               12,400    Dendreon Corp. (a)                                               160,332
                                                9,200    Depomed, Inc. (a)                                                 32,844
                                                9,600    Durect Corp. (a)                                                  39,936
                                                4,100    Emisphere Technologies, Inc. (a)                                  13,120
                                                4,800    Enzo Biochem, Inc. (a)                                            72,384
                                                1,100    GTx, Inc. (a)                                                     22,440
                                                1,750    Hi-Tech Pharmacal Co., Inc. (a)                                   19,513
                                                8,300    Indevus Pharmaceuticals, Inc. (a)                                 58,681
                                               12,700    Isis Pharmaceuticals, Inc. (a)                                   117,729
                                                6,800    KV Pharmaceutical Co. Class A (a)                                168,164
                                               13,700    MGI Pharma, Inc. (a)                                             307,839
                                               21,400    Medarex, Inc. (a)                                                276,916
                                                8,800    Medicines Co. (a)                                                220,704
                                                9,600    Medicis Pharmaceutical Corp. Class A                             295,872
                                               15,700    Nektar Therapeutics (a)                                          205,042
                                                2,800    New River Pharmaceuticals, Inc. (a)                              178,164
                                               10,700    Novavax, Inc. (a)                                                 27,713
                                                4,200    Noven Pharmaceuticals, Inc. (a)                                   97,440
                                                7,300    Onyx Pharmaceuticals, Inc. (a)                                   181,332
                                                6,200    Pain Therapeutics, Inc. (a)                                       48,608
                                                6,200    Par Pharmaceutical Cos., Inc. (a)                                155,744
                                                4,000    Penwest Pharmaceuticals Co. (a)                                   40,320
                                               13,600    Perrigo Co.                                                      240,176
                                                4,200    Pharmion Corp. (a)                                               110,418
                                                4,300    Pozen, Inc. (a)                                                   63,425
                                                5,600    Quidel Corp. (a)                                                  67,200
                                                8,000    Regeneron Pharmaceuticals, Inc. (a)                              172,960
                                                3,800    Renovis, Inc. (a)                                                 13,300
                                                8,200    Salix Pharmaceuticals Ltd. (a)                                   103,320
                                                8,000    Santarus, Inc. (a)                                                56,320
                                                5,100    Sciele Pharma, Inc. (a)                                          120,768
                                                1,200    Somaxon Pharmaceuticals, Inc. (a)                                 14,640
                                                8,600    SuperGen, Inc. (a)                                                50,740
                                                4,100    United Therapeutics Corp. (a)                                    220,498
                                               16,300    Valeant Pharmaceuticals International                            281,827
                                                3,000    Xenoport, Inc. (a)                                                83,580
                                                                                                                    -------------
                                                                                                                        5,777,940
---------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.5%                       4,900    Bright Horizons Family Solutions, Inc. (a)                       184,975
                                               15,100    Corinthian Colleges, Inc. (a)(c)                                 207,625
                                               10,700    DeVry, Inc.                                                      314,045
                                                3,000    Educate, Inc. (a)                                                 22,980
                                                1,200    Renaissance Learning, Inc.                                        15,804
                                                2,500    Strayer Education, Inc.                                          312,500
                                                4,000    Universal Technical Institute, Inc. (a)                           92,320
                                                                                                                    -------------
                                                                                                                        1,150,249
---------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.2%                11,300    Benchmark Electronics, Inc. (a)                                  233,458
                                                3,400    OSI Systems, Inc. (a)                                             89,896
                                                8,000    Plexus Corp. (a)                                                 137,200

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                7,300    TTM Technologies, Inc. (a)                                 $      69,642
                                                4,200    Universal Display Corp. (a)                                       63,378
                                                                                                                    -------------
                                                                                                                          593,574
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                          3,600    AO Smith Corp.                                                   137,592
Components - 1.0%                               5,700    American Superconductor Corp. (a)                                 76,779
                                                7,770    Baldor Electric Co.                                              293,240
                                                6,300    CTS Corp.                                                         87,066
                                                4,000    Cohu, Inc.                                                        75,200
                                                2,400    Color Kinetics, Inc. (a)                                          46,632
                                                4,000    Franklin Electric Co., Inc.                                      186,000
                                                8,900    General Cable Corp. (a)                                          475,527
                                                4,400    Genlyte Group, Inc. (a)                                          310,420
                                                3,900    Littelfuse, Inc. (a)                                             158,340
                                                6,400    MKS Instruments, Inc. (a)                                        163,328
                                                1,800    Powell Industries, Inc. (a)                                       57,600
                                               12,200    Power-One, Inc. (a)                                               69,784
                                                4,500    Sonic Solutions, Inc. (a)                                         63,450
                                               10,800    Taser International, Inc. (a)                                     86,616
                                                7,100    Technitrol, Inc.                                                 185,949
                                                2,800    Triumph Group, Inc.                                              154,952
                                                                                                                    -------------
                                                                                                                        2,628,475
---------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.0%            800    National Presto Industries, Inc.                                  49,312
---------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.7%                             13,200    Aeroflex, Inc. (a)(c)                                            173,580
                                                5,400    Agilysys, Inc.                                                   121,338
                                                7,400    Avid Technology, Inc. (a)                                        258,112
                                                6,800    Daktronics, Inc.                                                 186,592
                                               12,100    Flir Systems, Inc. (a)                                           431,607
                                                4,100    II-VI, Inc. (a)                                                  138,785
                                               11,900    Kopin Corp. (a)                                                   40,222
                                               21,800    MRV Communications, Inc. (a)                                      77,390
                                                6,400    Methode Electronics, Inc.                                         94,528
                                                1,500    Multi-Fineline Electronix, Inc. (a)                               23,025
                                                3,500    Park Electrochemical Corp.                                        94,920
                                               12,700    Semtech Corp. (a)                                                171,196
                                                2,100    Supertex, Inc. (a)                                                69,741
                                                                                                                    -------------
                                                                                                                        1,881,036
---------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments,                       4,500    Itron, Inc. (a)                                                  292,680
Gauges & Meters - 0.2%                          2,300    Measurement Specialties, Inc. (a)                                 51,888
                                                  700    OYO Geospace Corp. (a)                                            49,644
                                                3,200    Zygo Corp. (a)                                                    51,232
                                                                                                                    -------------
                                                                                                                          445,444
---------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 1.0%            11,800    Affymetrix, Inc. (a)                                             354,826
                                                2,400    Analogic Corp.                                                   150,912
                                                2,900    Aspect Medical Systems, Inc. (a)                                  45,211
                                                5,200    Bruker BioSciences Corp. (a)                                      54,704
                                                4,200    Candela Corp. (a)                                                 47,964
                                                2,300    Datascope Corp.                                                   83,237
                                                8,600    eResearch Technology, Inc. (a)                                    67,596
                                                3,800    Greatbatch, Inc. (a)                                              96,900
                                                4,700    Haemonetics Corp. (a)                                            219,725

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                7,500    HealthTronics, Inc. (a)                                    $      40,425
                                                9,350    Hologic, Inc. (a)                                                538,934
                                                8,607    Illumina, Inc. (a)                                               252,185
                                                3,800    IntraLase Corp. (a)                                               94,924
                                                5,600    Luminex Corp. (a)                                                 76,832
                                                2,200    NEUROmetrix, Inc. (a)                                             21,362
                                                3,300    Natus Medical, Inc. (a)                                           58,641
                                                3,500    NxStage Medical, Inc. (a)                                         46,620
                                                2,900    Quality Systems, Inc.                                            116,000
                                                3,100    Sirona Dental Systems, Inc.                                      106,826
                                                  800    Visicu, Inc. (a)                                                   6,240
                                                3,400    Zoll Medical Corp. (a)                                            90,610
                                                                                                                    -------------
                                                                                                                        2,570,674
---------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                   7,600    AMIS Holdings, Inc. (a)                                           83,220
Components - 1.9%                               4,500    Actel Corp. (a)                                                   74,340
                                               17,900    Amkor Technology, Inc. (a)                                       223,392
                                                8,200    Anadigics, Inc. (a)                                               96,924
                                               51,800    Applied Micro Circuits Corp. (a)                                 189,070
                                               10,100    Bookham, Inc. (a)                                                 22,927
                                               15,300    Cirrus Logic, Inc. (a)                                           117,198
                                               84,300    Conexant Systems, Inc. (a)                                       139,095
                                                5,300    DSP Group, Inc. (a)                                              100,700
                                                3,500    Diodes, Inc. (a)                                                 121,975
                                                5,500    Exar Corp. (a)                                                    72,820
                                                2,800    Excel Technology, Inc. (a)                                        76,524
                                                3,870    First Solar, Inc. (a)                                            201,279
                                                8,000    Formfactor, Inc. (a)                                             358,000
                                                6,200    Genesis Microchip, Inc. (a)                                       57,598
                                                2,300    Hittite Microwave Corp. (a)                                       92,391
                                                4,500    IXYS Corp. (a)                                                    46,035
                                                3,600    Ikanos Communications, Inc. (a)                                   27,972
                                               19,900    Lattice Semiconductor Corp. (a)                                  116,415
                                                7,500    MIPS Technologies, Inc. (a)                                       66,975
                                               12,800    Micrel, Inc. (a)                                                 141,056
                                               12,400    Microsemi Corp. (a)                                              258,044
                                                9,200    Microtune, Inc. (a)                                               37,904
                                               19,200    Mindspeed Technologies, Inc. (a)                                  41,664
                                                3,500    MoSys, Inc. (a)                                                   29,400
                                                3,600    Monolithic Power Systems, Inc. (a)                                46,440
                                                2,800    Netlogic Microsystems, Inc. (a)                                   74,536
                                                  600    Nextest Systems Corp. (a)                                          8,400
                                               26,600    ON Semiconductor Corp. (a)                                       237,272
                                                9,300    Omnivision Technologies, Inc. (a)                                120,528
                                                4,400    PLX Technology, Inc. (a)                                          42,856
                                                6,800    Pericom Semiconductor Corp. (a)                                   66,504
                                               33,500    RF Micro Devices, Inc. (a)                                       208,705
                                                9,000    SiRF Technology Holdings, Inc. (a)                               249,840
                                               14,300    Silicon Image, Inc. (a)                                          116,688
                                               15,800    Silicon Storage Technology, Inc. (a)                              77,894
                                               28,100    Skyworks Solutions, Inc. (a)                                     161,575

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                1,800    SunPower Corp. Class A (a)                                 $      81,900
                                                8,100    Tessera Technologies, Inc. (a)                                   321,894
                                               28,000    TranSwitch Corp. (a)                                              44,520
                                               37,600    Transmeta Corp. (a)                                               21,432
                                               24,400    TriQuint Semiconductor, Inc. (a)                                 122,000
                                                1,600    Virage Logic Corp. (a)                                            11,632
                                                3,300    Volterra Semiconductor Corp. (a)                                  43,098
                                                                                                                    -------------
                                                                                                                        4,850,632
---------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.5%                  2,200    3D Systems Corp. (a)                                              48,202
                                                4,900    Acacia Research - Acacia Technologies (a)                         77,518
                                                1,600    American Science & Engineering, Inc. (a)                          84,272
                                                6,900    Checkpoint Systems, Inc. (a)                                     163,254
                                                7,600    Cogent, Inc. (a)                                                 102,220
                                                5,400    Coherent, Inc. (a)                                               171,396
                                                2,700    Cubic Corp.                                                       58,428
                                                2,900    EDO Corp.                                                         75,980
                                                1,300    Eagle Test Systems, Inc. (a)                                      21,632
                                                3,300    Gerber Scientific, Inc. (a)                                       35,013
                                                2,500    Herley Industries, Inc. (a)                                       39,050
                                                2,100    Innovative Solutions & Support, Inc. (a)                          53,172
                                                4,500    Ionatron, Inc. (a)                                                20,970
                                               15,100    Kemet Corp. (a)                                                  115,515
                                                2,500    Maxwell Technologies, Inc. (a)                                    31,300
                                                4,500    ScanSource, Inc. (a)                                             120,780
                                                                                                                    -------------
                                                                                                                        1,218,702
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.0%                        17,900    Capstone Turbine Corp. (a)                                        18,974
                                                2,800    Metretek Technologies, Inc. (a)                                   37,352
                                               12,600    Plug Power, Inc. (a)                                              39,816
                                                                                                                    -------------
                                                                                                                           96,142
---------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.5%                     2,100    Alon USA Energy, Inc.                                             76,020
                                                5,930    Aventine Renewable Energy Holdings, Inc. (a)                     108,045
                                                4,500    Crosstex Energy, Inc.                                            129,375
                                                1,300    Dawson Geophysical Co. (a)                                        64,389
                                               12,500    Evergreen Energy, Inc. (a)                                        82,125
                                               11,700    Evergreen Solar, Inc. (a)                                        114,075
                                                9,300    FuelCell Energy, Inc. (a)                                         73,098
                                                  320    MarkWest Hydrocarbon, Inc.                                        19,840
                                                3,700    Matrix Service Co. (a)                                            74,851
                                                1,300    Ormat Technologies, Inc.                                          54,548
                                                3,800    Pacific Ethanol, Inc. (a)                                         64,638
                                                3,300    Penn Virginia Corp.                                              242,220
                                               24,200    Rentech, Inc. (a)                                                 75,988
                                                6,800    Syntroleum Corp. (a)                                              21,216
                                                                                                                    -------------
                                                                                                                        1,200,428
---------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting                       2,800    Clean Harbors, Inc. (a)                                          126,616
Services - 0.3%                                 7,100    Dycom Industries, Inc. (a)                                       185,026
                                                1,900    ENGlobal Corp. (a)                                                10,545
                                                4,700    InfraSource Services, Inc. (a)                                   143,491
                                                2,100    Integrated Electrical Services, Inc. (a)                          51,933

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                2,100    Layne Christensen Co. (a)                                  $      76,482
                                               14,940    SAIC, Inc. (a)                                                   258,761
                                                                                                                    -------------
                                                                                                                          852,854
---------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                            2,200    Carmike Cinemas, Inc.                                             51,040
                                                3,900    Dover Motorsports, Inc.                                           20,475
                                                7,100    Gaylord Entertainment Co. (a)                                    375,377
                                               11,200    Live Nation (a)                                                  247,072
                                                2,900    Lodgenet Entertainment Corp. (a)                                  89,088
                                                2,700    Speedway Motorsports, Inc.                                       104,625
                                                                                                                    -------------
                                                                                                                          887,677
---------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.1%                             16,600    Terra Industries, Inc. (a)                                       290,500
---------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.3%                        3,641    Accredited Home Lenders Holding Co. (a)                           33,752
                                                2,100    Asta Funding, Inc.                                                90,678
                                                1,478    Credit Acceptance Corp. (a)                                       40,187
                                                6,700    International Securities Exchange, Inc.                          326,960
                                                2,500    MVC Capital, Inc.                                                 39,125
                                                1,600    United PanAm Financial Corp. (a)                                  20,000
                                                3,200    World Acceptance Corp. (a)                                       127,840
                                                                                                                    -------------
                                                                                                                          678,542
---------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                     11,900    Advance America, Cash Advance Centers, Inc.                      183,141
                                                2,200    Dollar Financial Corp. (a)                                        55,660
                                                  300    QC Holdings, Inc.                                                  3,987
                                                                                                                    -------------
                                                                                                                          242,788
---------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services              3,800    Advent Software, Inc. (a)                                        132,506
& Systems - 0.9%                                  600    Cass Information Systems, Inc.                                    20,256
                                                3,600    CompuCredit Corp. (a)                                            112,392
                                                5,400    CyberSource Corp. (a)                                             67,554
                                                9,000    Deluxe Corp.                                                     301,770
                                                8,200    eFunds Corp. (a)                                                 218,612
                                                4,900    eSpeed, Inc. Class A (a)                                          46,550
                                                2,400    Heartland Payment Systems, Inc.                                   56,736
                                                9,400    Hypercom Corp. (a)                                                56,024
                                               14,000    Jack Henry & Associates, Inc.                                    336,700
                                                4,700    John H. Harland Co.                                              240,781
                                                5,600    Kronos, Inc. (a)                                                 299,600
                                                4,000    Online Resources Corp. (a)                                        45,880
                                                4,200    TNS, Inc. (a)                                                     67,578
                                                4,500    TradeStation Group, Inc. (a)                                      56,655
                                                7,100    Wright Express Corp. (a)                                         215,343
                                                                                                                    -------------
                                                                                                                        2,274,937
---------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.3%           1,800    Bankrate, Inc. (a)                                                63,432
                                               12,580    INVESTools, Inc. (a)                                             174,862
                                                6,300    Interactive Data Corp.                                           155,925
                                                2,500    Morningstar, Inc. (a)                                            129,100
                                               17,500    Move, Inc. (a)                                                    96,950
                                               12,400    S1 Corp. (a)                                                      74,400
                                                4,400    TheStreet.com, Inc.                                               53,900
                                                                                                                    -------------
                                                                                                                          748,569
---------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.9%                  3,400    Advanta Corp. Class B                                            149,056
                                                2,900    Asset Acceptance Capital Corp. (a)                                44,863
                                                5,200    Cash America International, Inc.                                 213,200

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                1,900    Federal Agricultural Mortgage Corp. Class B                $      51,680
                                                4,800    Financial Federal Corp.                                          126,336
                                                4,900    First Cash Financial Services, Inc. (a)                          109,172
                                                5,800    Global Cash Access, Inc. (a)                                      96,802
                                                4,900    Harris & Harris Group, Inc. (a)                                   63,308
                                                3,000    LandAmerica Financial Group, Inc.                                221,730
                                                3,900    Medallion Financial Corp.                                         44,616
                                                2,800    Portfolio Recovery Associates, Inc. (a)                          125,020
                                                3,100    Sanders Morris Harris Group, Inc.                                 33,015
                                               10,600    Sotheby's Holdings, Inc. Class A                                 471,488
                                                3,260    Sterling Bancorp                                                  59,006
                                                3,000    Stewart Information Services Corp.                               125,370
                                                2,100    Stifel Financial Corp. (a)                                        93,030
                                                2,000    Triad Guaranty, Inc. (a)                                          82,820
                                                1,000    WSFS Financial Corp.                                              64,480
                                                  700    Wauwatosa Holdings, Inc. (a)                                      12,236
                                                                                                                    -------------
                                                                                                                        2,187,228
---------------------------------------------------------------------------------------------------------------------------------
Foods - 1.2%                                    7,400    Chiquita Brands International, Inc.                              103,748
                                                2,700    Diamond Foods, Inc.                                               44,955
                                                9,100    Flowers Foods, Inc.                                              274,547
                                                5,500    Hain Celestial Group, Inc. (a)                                   165,385
                                                2,400    J&J Snack Foods Corp.                                             94,776
                                                5,300    Lance, Inc.                                                      107,272
                                                2,400    M&F Worldwide Corp. (a)                                          114,264
                                                  200    Maui Land & Pineapple Co., Inc. (a)                                7,230
                                                2,000    Medifast, Inc. (a)                                                14,320
                                                9,700    NBTY, Inc. (a)                                                   514,488
                                                6,100    Performance Food Group Co. (a)                                   188,307
                                                7,100    Pilgrim's Pride Corp.                                            235,649
                                                1,800    Premium Standard Farms, Inc.                                      37,872
                                                4,600    Ralcorp Holdings, Inc. (a)                                       295,780
                                                3,000    Sanderson Farms, Inc.                                            111,180
                                                  100    Seaboard Corp.                                                   226,000
                                                8,100    Sensient Technologies Corp.                                      208,818
                                                6,444    Tootsie Roll Industries, Inc.                                    193,117
                                                5,500    TreeHouse Foods, Inc. (a)                                        167,585
                                                                                                                    -------------
                                                                                                                        3,105,293
---------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%                          1,800    Deltic Timber Corp.                                               86,328
                                                2,900    Universal Forest Products, Inc.                                  143,695
                                                                                                                    -------------
                                                                                                                          230,023
---------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing                           4,500    Ennis, Inc.                                                      120,420
Services - 0.1%                                 3,100    The Standard Register Co.                                         39,215
                                                                                                                    -------------
                                                                                                                          159,635
---------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%            18,300    Stewart Enterprises, Inc. Class A                                147,498
---------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                    4,900    Apogee Enterprises, Inc.                                          98,196
---------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                    48,700    Coeur d'Alene Mines Corp. (a)                                    200,157
                                                3,400    Royal Gold, Inc.                                                 102,340
                                                                                                                    -------------
                                                                                                                          302,497
---------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.7%                   2,800    Capital Senior Living Corp. (a)                                   32,508
                                                  100    Emeritus Corp. (a)                                                 3,375
                                                5,500    Five Star Quality Care, Inc. (a)                                  56,540

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                3,400    Genesis HealthCare Corp. (a)                               $     214,574
                                                4,880    Kindred Healthcare, Inc. (a)                                     159,966
                                                3,600    LCA-Vision, Inc.                                                 148,284
                                                1,400    MedCath Corp. (a)                                                 38,220
                                                1,200    National Healthcare Corp.                                         61,176
                                                9,300    Psychiatric Solutions, Inc. (a)                                  374,883
                                                2,200    Radiation Therapy Services, Inc. (a)                              67,408
                                                3,900    Res-Care, Inc. (a)                                                68,250
                                                4,100    Sun Healthcare Group, Inc. (a)                                    50,635
                                                7,800    Sunrise Senior Living, Inc. (a)                                  308,256
                                                7,800    United Surgical Partners International, Inc. (a)                 240,318
                                                                                                                    -------------
                                                                                                                        1,824,393
---------------------------------------------------------------------------------------------------------------------------------
Health Care Management                          9,100    AMERIGROUP Corp. (a)                                             276,640
Services - 0.6%                                 8,100    Allscripts Healthcare Solutions, Inc. (a)                        217,161
                                                5,200    Amsurg Corp. (a)                                                 127,348
                                                7,600    Centene Corp. (a)                                                159,524
                                                1,600    Computer Programs & Systems, Inc.                                 42,912
                                                1,950    Corvel Corp. (a)                                                  58,988
                                                7,900    Eclipsys Corp. (a)                                               152,233
                                                3,300    HealthSpring, Inc. (a)                                            77,715
                                                2,600    Horizon Health Corp. (a)                                          50,830
                                                2,100    Molina Healthcare, Inc. (a)                                       64,239
                                                4,800    Omnicell, Inc. (a)                                               100,416
                                                6,000    Phase Forward, Inc. (a)                                           78,780
                                                2,300    Vital Images, Inc. (a)                                            76,498
                                                                                                                    -------------
                                                                                                                        1,483,284
---------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.5%                     2,700    Alliance Imaging, Inc. (a)                                        23,571
                                                3,733    Amedisys, Inc. (a)                                               121,061
                                                7,400    Apria Healthcare Group, Inc. (a)                                 238,650
                                                1,800    Bio-Reference Labs, Inc. (a)                                      45,720
                                                4,700    Gentiva Health Services, Inc. (a)                                 94,799
                                                4,800    Healthcare Services Group                                        137,520
                                                6,100    Healthways, Inc. (a)                                             285,175
                                                4,500    Hythiam, Inc. (a)                                                 30,600
                                                1,500    LHC Group, Inc. (a)                                               48,645
                                                3,700    Matria Healthcare, Inc. (a)                                       97,532
                                                  500    Nighthawk Radiology Holdings, Inc. (a)                             9,095
                                                6,100    Odyssey HealthCare, Inc. (a)                                      80,093
                                                3,200    Symbion, Inc. (a)                                                 62,752
                                                1,800    VistaCare, Inc. Class A (a)                                       15,660
                                                                                                                    -------------
                                                                                                                        1,290,873
---------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.2%                             8,800    Hovnanian Enterprises, Inc. Class A (a)                          221,408
                                                2,900    Levitt Corp. Class A                                              26,999
                                                2,100    M/I Homes, Inc.                                                   55,755
                                                4,000    Meritage Homes Corp. (a)                                         128,480
                                                  100    Orleans Homebuilders, Inc.                                           885
                                                3,500    Technical Olympic USA, Inc.                                       13,965
                                                5,900    WCI Communities, Inc. (a)                                        125,906
                                                                                                                    -------------
                                                                                                                          573,398
---------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                              3,600    Lodgian, Inc. (a)                                                 48,096

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                3,800    Marcus Corp.                                               $      88,388
                                                3,200    Morgans Hotel Group Co. (a)                                       67,232
                                                                                                                    -------------
                                                                                                                          203,716
---------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.4%                    2,100    American Woodmark Corp.                                           77,196
                                                5,800    Ethan Allen Interiors, Inc.                                      204,972
                                                7,900    Furniture Brands International, Inc.                             124,662
                                                3,900    Haverty Furniture Cos., Inc.                                      54,600
                                                1,400    Hooker Furniture Corp.                                            28,014
                                                9,100    La-Z-Boy, Inc.                                                   112,658
                                                2,000    Lifetime Brands, Inc.                                             41,780
                                                3,300    Sealy Corp.                                                       57,684
                                                9,500    Select Comfort Corp. (a)                                         169,100
                                                2,100    Stanley Furniture Co., Inc.                                       43,680
                                                8,814    Tempur-Pedic International, Inc.                                 229,076
                                                                                                                    -------------
                                                                                                                        1,143,422
---------------------------------------------------------------------------------------------------------------------------------
Identification Control &                        6,200    Advanced Energy Industries, Inc. (a)                             130,448
Filter Devices - 0.6%                           8,400    Asyst Technologies, Inc. (a)                                      59,052
                                                2,400    Badger Meter, Inc.                                                63,720
                                                4,500    ESCO Technologies, Inc. (a)                                      201,690
                                                2,200    Flanders Corp. (a)                                                15,950
                                                1,375    The Gorman-Rupp Co.                                               44,041
                                               11,298    L-1 Identity Solutions, Inc. (a)                                 186,530
                                                5,400    Mine Safety Appliances Co.                                       227,124
                                                7,200    Paxar Corp. (a)                                                  206,640
                                                5,700    RAE Systems, Inc. (a)                                             16,359
                                                2,100    Robbins & Myers, Inc.                                             78,309
                                                5,300    Veeco Instruments, Inc. (a)                                      103,350
                                                3,500    Vicor Corp.                                                       35,070
                                                4,400    Watts Water Technologies, Inc. Class A                           167,332
                                                3,700    X-Rite, Inc.                                                      47,915
                                                                                                                    -------------
                                                                                                                        1,583,530
---------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.1%                      5,000    Smith & Wesson Holding Corp. (a)                                  65,450
                                                2,800    TAL International Group, Inc.                                     67,200
                                                                                                                    -------------
                                                                                                                          132,650
---------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                          9,800    American Equity Investment Life Holding Co.                      128,674
                                                7,250    Delphi Financial Group Class A                                   291,668
                                                1,500    Great American Financial Resources, Inc.                          36,720
                                                  300    Kansas City Life Insurance Co.                                    13,440
                                                  400    National Western Life Insurance Co. Class A                       97,920
                                               19,800    The Phoenix Cos., Inc.                                           274,824
                                                3,800    Presidential Life Corp.                                           74,936
                                                6,700    Universal American Financial Corp. (a)                           129,846
                                                                                                                    -------------
                                                                                                                        1,048,028
---------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.5%                    5,700    Alfa Corp.                                                       105,336
                                                2,000    CNA Surety Corp. (a)                                              42,200
                                                5,600    Crawford & Co. Class B                                            32,480
                                                1,000    EMC Insurance Group, Inc.                                         25,800
                                                2,300    FBL Financial Group, Inc. Class A                                 89,999
                                                4,800    HealthExtras, Inc. (a)                                           138,144
                                                6,400    Hilb Rogal & Hobbs Co.                                           313,920
                                                7,500    Horace Mann Educators Corp.                                      154,125

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                4,400    Meadowbrook Insurance Group, Inc. (a)                      $      48,356
                                                1,200    Pico Holdings, Inc. (a)                                           51,252
                                                6,450    Zenith National Insurance Corp.                                  304,892
                                                                                                                    -------------
                                                                                                                        1,306,504
---------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.4%             5,700    21st Century Insurance Group                                     120,840
                                                1,300    Affirmative Insurance Holdings, Inc.                              22,490
                                                1,800    American Physicians Capital, Inc. (a)                             72,144
                                                5,500    Argonaut Group, Inc. (a)                                         177,980
                                                2,200    Baldwin & Lyons, Inc. Class B                                     55,990
                                                2,700    Bristol West Holdings, Inc.                                       59,859
                                                9,500    Commerce Group, Inc.                                             285,380
                                                1,800    Darwin Professional Underwriters, Inc. (a)                        45,270
                                                2,600    Direct General Corp.                                              55,276
                                                1,600    Donegal Group, Inc. Class A                                       27,168
                                                9,710    Employers Holdings, Inc. (a)                                     194,394
                                                1,800    FPIC Insurance Group, Inc. (a)                                    80,406
                                                3,500    First Acceptance Corp. (a)                                        36,645
                                               11,600    Fremont General Corp.                                             80,388
                                                2,400    Harleysville Group, Inc.                                          77,976
                                                3,600    Infinity Property & Casualty Corp.                               168,696
                                                1,200    James River Group, Inc.                                           37,572
                                                2,000    The Midland Co.                                                   84,840
                                                  500    NYMAGIC, Inc.                                                     20,425
                                                2,800    National Interstate Corp.                                         72,128
                                                2,300    Navigators Group, Inc. (a)                                       115,391
                                                1,900    Odyssey Re Holdings Corp.                                         74,689
                                               11,200    Ohio Casualty Corp.                                              335,440
                                                7,500    PMA Capital Corp. Class A (a)                                     70,425
                                                5,500    ProAssurance Corp. (a)                                           281,325
                                                3,900    RLI Corp.                                                        214,227
                                                1,400    SCPIE Holdings, Inc. (a)                                          31,780
                                                2,500    Safety Insurance Group, Inc.                                     100,300
                                                2,800    SeaBright Insurance Holdings, Inc. (a)                            51,520
                                                9,600    Selective Insurance Group                                        244,416
                                                2,500    State Auto Financial Corp.                                        80,325
                                                3,000    Tower Group, Inc.                                                 96,660
                                                3,600    United Fire & Casualty Co.                                       126,468
                                                                                                                    -------------
                                                                                                                        3,598,833
---------------------------------------------------------------------------------------------------------------------------------
Investment Management                          16,476    Apollo Investment Corp.                                          352,586
Companies - 0.7%                                8,822    Ares Capital Corp.                                               160,296
                                                4,100    Calamos Asset Management, Inc. Class A                            91,512
                                                  400    Capital Southwest Corp.                                           61,468
                                                1,900    Cohen & Steers, Inc.                                              81,852
                                                1,000    GAMCO Investors, Inc. Class A                                     43,330
                                                9,400    MCG Capital Corp.                                                176,344
                                                3,100    NGP Capital Resources Co.                                         49,011
                                                6,600    National Financial Partners Corp.                                309,606
                                                2,600    Technology Investment Capital Corp.                               43,966
                                               14,900    Waddell & Reed Financial, Inc. Class A                           347,468
                                                                                                                    -------------
                                                                                                                        1,717,439
---------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches &                              7,600    Fossil, Inc. (a)                                           $     201,172
Gemstones - 0.1%                                3,100    Movado Group, Inc.                                                91,295
                                                                                                                    -------------
                                                                                                                          292,467
---------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                             6,400    Bally Total Fitness Holding Corp. (a)                              3,904
                                               13,300    Callaway Golf Co.                                                209,608
                                                4,700    Great Wolf Resorts, Inc. (a)                                      62,181
                                                8,300    K2, Inc. (a)                                                     100,347
                                                5,300    Life Time Fitness, Inc. (a)                                      272,473
                                               12,400    Six Flags, Inc. (a)                                               74,524
                                                1,700    Steinway Musical Instruments, Inc.                                54,859
                                                5,300    Vail Resorts, Inc. (a)                                           287,949
                                                2,500    West Marine, Inc. (a)                                             45,525
                                                                                                                    -------------
                                                                                                                        1,111,370
---------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                  7,850    Applied Industrial Technologies, Inc.                            192,561
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.0%                  1,850    Gehl Co. (a)                                                      46,953
                                                2,000    Lindsay Manufacturing Co.                                         63,580
                                                                                                                    -------------
                                                                                                                          110,533
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction &                       3,700    ASV, Inc. (a)                                                     56,462
Handling - 0.1%                                 3,000    Astec Industries, Inc. (a)                                       120,750
                                                1,000    NACCO Industries, Inc. Class A                                   137,410
                                                                                                                    -------------
                                                                                                                          314,622
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                       9,000    Briggs & Stratton Corp.                                          277,650
                                                3,200    Raser Techonologies, Inc. (a)                                     16,640
                                                                                                                    -------------
                                                                                                                          294,290
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/                          4,800    Actuant Corp. Class A                                            243,648
Specialty - 0.5%                                3,200    Columbus McKinnon Corp. (a)                                       71,648
                                                  800    DXP Enterprises, Inc. (a)                                         30,560
                                                3,700    EnPro Industries, Inc. (a)                                       133,385
                                                2,400    Kadant, Inc. (a)                                                  60,864
                                                1,200    Middleby Corp. (a)                                               158,208
                                                5,200    Nordson Corp.                                                    241,592
                                                2,900    Tecumseh Products Co. Class A (a)                                 29,203
                                                2,800    Tennant Co.                                                       88,172
                                                5,300    Woodward Governor Co.                                            218,201
                                                                                                                    -------------
                                                                                                                        1,275,481
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment                   2,000    Allis-Chalmers Energy, Inc. (a)                                   31,500
& Services - 1.2%                               2,200    Basic Energy Services, Inc. (a)                                   51,260
                                                3,550    CARBO Ceramics, Inc.                                             165,253
                                                4,600    Complete Production Services, Inc. (a)                            91,586
                                                3,800    Dril-Quip, Inc. (a)                                              164,464
                                                2,100    Gulf Island Fabrication, Inc.                                     56,154
                                               17,900    Hanover Compressor Co. (a)                                       398,275
                                                4,300    Hornbeck Offshore Services, Inc. (a)                             123,195
                                                3,100    Hydril Co. (a)                                                   298,344
                                               12,400    Input/Output, Inc. (a)                                           170,872
                                                2,600    Lufkin Industries, Inc.                                          146,068
                                                2,600    NATCO Group, Inc. Class A (a)                                     88,712
                                               15,600    Newpark Resources, Inc. (a)                                      109,980
                                                8,700    Oil States International, Inc. (a)                               279,183
                                               18,900    Parker Drilling Co. (a)                                          177,471
                                                5,625    RPC, Inc.                                                         93,713

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                6,300    Sulphco, Inc. (a)                                          $      21,546
                                                1,600    Superior Well Services, Inc. (a)                                  36,560
                                                  300    T-3 Energy Services, Inc. (a)                                      6,036
                                                2,100    Trico Marine Services, Inc. (a)                                   78,246
                                                1,600    Union Drilling, Inc. (a)                                          22,720
                                                5,300    Universal Compression Holdings, Inc. (a)                         358,704
                                                5,200    W-H Energy Services, Inc. (a)                                    243,048
                                                                                                                    -------------
                                                                                                                        3,212,890
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.2%                     5,550    Bucyrus International, Inc.                                      285,825
                                                2,200    Cascade Corp.                                                    131,582
                                                3,300    Semitool, Inc. (a)                                                42,900
                                                2,400    TurboChef Technologies, Inc. (a)                                  36,528
                                                                                                                    -------------
                                                                                                                          496,835
---------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                       900    Cavco Industries, Inc. (a)                                        31,455
                                               13,400    Champion Enterprises, Inc. (a)                                   117,920
                                                1,700    Palm Harbor Homes, Inc. (a)                                       24,378
                                                1,200    Skyline Corp.                                                     40,488
                                                                                                                    -------------
                                                                                                                          214,241
---------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                            8,500    Federal Signal Corp.                                             131,920
                                                2,200    Standex International Corp.                                       62,722
                                                                                                                    -------------
                                                                                                                          194,642
---------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments                    3,500    Abaxis, Inc. (a)                                                  85,295
& Supplies - 2.6%                               5,100    Abiomed, Inc. (a)                                                 69,666
                                                9,700    Align Technology, Inc. (a)                                       153,842
                                               12,300    American Medical Systems Holdings, Inc. (a)(c)                   260,391
                                                2,100    AngioDynamics, Inc. (a)                                           35,469
                                                4,000    Arrow International, Inc.                                        128,639
                                                3,300    Bio-Rad Laboratories, Inc. Class A (a)                           230,472
                                                3,000    Biosite, Inc. (a)                                                251,909
                                                4,900    CONMED Corp. (a)                                                 143,227
                                                9,500    Cepheid, Inc. (a)                                                112,860
                                                4,700    Cerus Corp. (a)                                                   31,725
                                                4,200    Conceptus, Inc. (a)                                               84,000
                                                3,800    Cyberonics, Inc. (a)                                              71,364
                                                4,000    DJO, Inc. (a)                                                    151,600
                                                3,000    DexCom, Inc. (a)                                                  23,580
                                                2,400    ev3, Inc. (a)                                                     47,280
                                                3,300    FoxHollow Technologies, Inc. (a)                                  68,937
                                                4,100    I-Flow Corp. (a)                                                  60,434
                                                2,500    ICU Medical, Inc. (a)                                             98,000
                                                3,100    IRIS International, Inc. (a)                                      43,245
                                               11,950    Immucor, Inc. (a)                                                351,689
                                                5,400    Invacare Corp.                                                    94,176
                                                4,900    Inverness Medical Innovations, Inc. (a)                          214,522
                                                7,800    Kyphon, Inc. (a)                                                 352,092
                                                1,600    Landauer, Inc.                                                    80,768
                                                5,900    LifeCell Corp. (a)                                               147,323
                                                1,800    Medical Action Industries, Inc. (a)                               43,020
                                                6,400    Mentor Corp.                                                     294,400
                                                3,650    Meridian Bioscience, Inc.                                        101,324
                                                4,800    Merit Medical Systems, Inc. (a)                                   60,240

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  600    Northstar Neuroscience, Inc. (a)                           $       7,680
                                                5,800    NuVasive, Inc. (a)                                               137,750
                                                8,100    OraSure Technologies, Inc. (a)                                    59,535
                                                7,000    Owens & Minor, Inc.                                              257,110
                                               11,900    PSS World Medical, Inc. (a)                                      251,566
                                                3,100    Palomar Medical Technologies, Inc. (a)                           123,845
                                                4,000    PolyMedica Corp.                                                 169,320
                                                2,900    SonoSite, Inc. (a)                                                81,954
                                                5,700    Spectranetic Corp. (a)                                            60,990
                                                4,100    Stereotaxis, Inc. (a)                                             48,790
                                               11,900    Steris Corp.                                                     316,064
                                                2,800    SurModics, Inc. (a)                                              100,800
                                                6,100    Symmetry Medical, Inc. (a)                                        99,613
                                               12,600    ThermoGenesis Corp. (a)                                           45,612
                                                9,300    Thoratec Corp. (a)                                               194,370
                                                5,100    Ventana Medical Systems, Inc. (a)                                213,690
                                                5,700    Viasys Healthcare, Inc. (a)                                      193,743
                                                1,200    Vital Signs, Inc.                                                 62,376
                                                5,700    West Pharmaceutical Services, Inc.                               264,651
                                                6,000    Wright Medical Group, Inc. (a)                                   133,740
                                                  400    Young Innovations, Inc.                                           10,888
                                                                                                                    -------------
                                                                                                                        6,725,576
---------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.2%                         2,400    Air Methods Corp. (a)                                             57,648
                                                6,500    Magellan Health Services, Inc. (a)                               273,000
                                                4,600    Option Care, Inc.                                                 61,180
                                                4,800    Parexel International Corp. (a)                                  172,656
                                                3,000    RehabCare Group, Inc. (a)                                         47,610
                                                                                                                    -------------
                                                                                                                          612,094
---------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.0%                        1,100    Ampco-Pittsburgh Corp.                                            31,779
                                                2,800    CIRCOR International, Inc.                                        99,960
                                                  300    Compx International, Inc.                                          4,839
                                                2,100    Dynamic Materials Corp. (a)                                       68,628
                                                4,100    Encore Wire Corp.                                                103,812
                                                2,400    Insteel Industries, Inc.                                          40,296
                                                5,000    Kaydon Corp.                                                     212,800
                                                2,400    LB Foster Co. Class A (a)                                         49,464
                                                5,400    Lone Star Technologies, Inc. (a)                                 356,562
                                               17,180    Mueller Water Products, Inc. Series A                            237,256
                                                4,400    NN, Inc.                                                          54,956
                                                6,600    Quanex Corp.                                                     279,510
                                                3,600    RBC Bearings, Inc. (a)                                           120,348
                                                4,000    RTI International Metals, Inc. (a)                               364,040
                                                4,600    Ryerson, Inc.                                                    182,252
                                                3,500    Superior Essex, Inc. (a)                                         121,345
                                                3,200    Valmont Industries, Inc.                                         185,056
                                                                                                                    -------------
                                                                                                                        2,512,903
---------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals                               1,800    AM Castle & Co.                                                   52,848
Miscellaneous - 0.7%                            3,900    AMCOL International Corp.                                        115,635
                                                3,400    Brush Engineered Materials, Inc. (a)                             164,798
                                                7,700    Cleveland-Cliffs, Inc.                                           492,877
                                                5,600    Compass Minerals International, Inc.                             187,040

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                               17,200    GrafTech International Ltd. (a)                            $     156,176
                                               20,800    Hecla Mining Co. (a)                                             188,448
                                                3,500    Minerals Technologies, Inc.                                      217,560
                                                7,200    Stillwater Mining Co. (a)                                         91,368
                                                                                                                    -------------
                                                                                                                        1,666,750
---------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing - 0.0%        1,700    MGP Ingredients, Inc.                                             34,629
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business & Consumer               1,700    Core-Mark Holdings Co., Inc. (a)                                  60,656
Discretionary - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer                          2,900    Reddy Ice Holdings, Inc.                                          87,522
Staples - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials                         4,700    Ceradyne, Inc. (a)                                               257,278
& Commodities - 0.2%                            5,900    Symyx Technologies Inc. (a)                                      104,548
                                                2,900    WD-40 Co.                                                         91,959
                                                                                                                    -------------
                                                                                                                          453,785
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                       4,800    Insituform Technologies, Inc. Class A (a)                         99,792
Processing - 0.3%                               4,600    Metal Management, Inc.                                           212,520
                                                3,100    Rogers Corp. (a)                                                 137,485
                                               15,300    USEC, Inc. (a)                                                   248,625
                                                1,700    Xerium Technologies, Inc.                                         13,634
                                                                                                                    -------------
                                                                                                                          712,056
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer                         13,600    BE Aerospace, Inc. (a)                                           431,119
Durables - 0.2%                                 6,700    Blount International, Inc. (a)                                    83,415
                                                                                                                    -------------
                                                                                                                          514,534
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.1%                 4,100    IHS, Inc. Class A (a)                                            168,551
                                                2,000    iRobot Corp. (a)                                                  26,140
                                                                                                                    -------------
                                                                                                                          194,691
---------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.3%                   2,300    Compass Diversified Trust                                         38,571
                                                9,700    GenCorp, Inc. (a)                                                134,248
                                                2,200    GenTek Inc. (a)                                                   74,932
                                                4,200    Kaman Corp. Class A                                               97,902
                                                4,300    Lancaster Colony Corp.                                           190,017
                                                2,800    Raven Industries, Inc.                                            78,540
                                                1,200    Sequa Corp. Class A (a)                                          143,724
                                                                                                                    -------------
                                                                                                                          757,934
---------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business                     7,864    ACCO Brands Corp. (a)                                            189,444
Equipment - 0.3%                               11,600    Herman Miller, Inc.                                              388,484
                                                4,300    Kimball International, Inc. Class B                               82,904
                                                5,800    Knoll, Inc.                                                      138,214
                                                5,200    Presstek, Inc. (a)                                                31,460
                                                                                                                    -------------
                                                                                                                          830,506
---------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.2%                        4,700    Atwood Oceanics, Inc. (a)                                        275,843
                                                2,300    Bois d'Arc Energy, Inc. (a)                                       30,429
                                                3,600    Hercules Offshore, Inc. (a)                                       94,536
                                                                                                                    -------------
                                                                                                                          400,808
---------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.0%                     3,500    ATP Oil & Gas Corp. (a)                                          131,600
                                                1,900    Arena Resources, Inc. (a)                                         95,228
                                                3,000    Atlas America, Inc. (a)                                          169,470
                                               12,500    Aurora Oil & Gas Corp. (a)                                        32,625
                                                6,200    Berry Petroleum Co. Class A                                      190,092
                                                5,000    Bill Barrett Corp. (a)                                           162,050

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                7,900    Brigham Exploration Co. (a)                                $      49,138
                                                2,400    Bronco Drilling Co., Inc. (a)                                     39,768
                                                3,600    Callon Petroleum Co. (a)                                          48,852
                                                3,700    Carrizo Oil & Gas, Inc. (a)                                      129,352
                                                  900    Clayton Williams Energy, Inc. (a)                                 25,533
                                                7,500    Comstock Resources, Inc. (a)                                     205,350
                                                  700    Delek US Holdings, Inc.                                           13,391
                                                9,100    EXCO Resources, Inc. (a)                                         150,878
                                                3,000    Edge Petroleum Corp. (a)                                          37,559
                                                9,300    Encore Acquisition Co. (a)                                       224,967
                                                6,700    Energy Partners Ltd. (a)                                         121,605
                                                5,100    The Exploration Co. of Delaware, Inc. (a)                         55,335
                                               12,800    Gasco Energy, Inc. (a)                                            31,232
                                                4,300    GeoGlobal Resources, Inc. (a)                                     26,273
                                                2,200    Goodrich Petroleum Corp. (a)                                      73,986
                                               34,000    Grey Wolf, Inc. (a)                                              227,800
                                                  900    Gulfport Energy Corp. (a)                                         12,024
                                                6,500    Harvest Natural Resources, Inc. (a)                               63,310
                                                5,100    Houston Exploration Co. (a)                                      275,145
                                               12,900    Mariner Energy, Inc. (a)                                         246,777
                                                4,300    McMoRan Exploration Co. (a)                                       58,953
                                               15,200    Meridian Resource Corp. (a)                                       36,632
                                                6,100    Parallel Petroleum Corp. (a)                                     139,995
                                               24,950    PetroHawk Energy Corp. (a)                                       328,592
                                                2,900    Petroleum Development Corp. (a)                                  155,353
                                                7,200    Petroquest Energy, Inc. (a)                                       84,168
                                                7,300    Pioneer Drilling Co. (a)                                          92,637
                                                3,400    Quest Resource Corp. (a)                                          31,178
                                                2,800    Resource America, Inc. Class A                                    66,164
                                                8,900    Rosetta Resources, Inc. (a)                                      182,806
                                                5,100    Stone Energy Corp. (a)                                           151,419
                                                5,100    Swift Energy Co. (a)                                             213,027
                                                2,100    Toreador Resources Corp. (a)                                      38,115
                                               13,700    Transmeridian Exploration, Inc. (a)                               39,182
                                                3,590    VeraSun Energy Corp. (a)                                          71,333
                                                9,400    Warren Resources, Inc. (a)                                       122,482
                                                4,100    Western Refining, Inc.                                           159,982
                                                6,500    Whiting Petroleum Corp. (a)                                      256,165
                                                                                                                    -------------
                                                                                                                        5,067,523
---------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.2%                 9,300    Delta Petroleum Corp. (a)                                        213,435
                                                1,400    GMX Resources Inc. (a)                                            43,022
                                                2,600    Giant Industries, Inc. (a)                                       196,690
                                                  400    Ram Energy Resources, Inc. (a)                                     1,852
                                                                                                                    -------------
                                                                                                                          454,999
---------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International - 0.0%           10,100    Vaalco Energy, Inc. (a)                                           52,318
---------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                        7,500    Ferro Corp.                                                      162,075
                                               10,400    H.B. Fuller Co.                                                  283,608
                                                  400    Kronos Worldwide, Inc.                                            12,964
                                                                                                                    -------------
                                                                                                                          458,647
---------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                                    4,700    Albany International Corp. Class A                               168,918
                                                9,800    Bowater, Inc.                                                    233,436

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                5,900    Buckeye Technologies, Inc. (a)                             $      76,582
                                                5,000    Caraustar Industries, Inc. (a)                                    31,400
                                                3,500    Chesapeake Corp.                                                  52,850
                                                4,800    Mercer International, Inc.-Sbi (a)                                57,408
                                                2,600    Neenah Paper, Inc.                                               103,324
                                                7,800    P.H. Glatfelter Co.                                              116,298
                                                5,600    Rock-Tenn Co. Class A                                            185,920
                                                7,900    Wausau Paper Corp.                                               113,444
                                                                                                                    -------------
                                                                                                                        1,139,580
---------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                                 2,400    The Lamson & Sessions Co. (a)                                     66,696
                                                1,800    PW Eagle, Inc.                                                    59,472
                                                5,600    Spartech Corp.                                                   164,304
                                                                                                                    -------------
                                                                                                                          290,472
---------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental               2,700    American Ecology Corp.                                            51,867
Services - 0.1%                                 1,100    Basin Water, Inc. (a)                                              7,557
                                               14,000    Darling International, Inc. (a)                                   91,000
                                                7,400    Headwaters, Inc. (a)                                             161,690
                                                1,600    Team, Inc. (a)                                                    61,040
                                                                                                                    -------------
                                                                                                                          373,154
---------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%             5,400    Regal-Beloit Corp.                                               250,452
---------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.1%              5,600    Bowne & Co., Inc.                                                 88,088
                                                9,300    Cenveo, Inc. (a)                                                 225,990
                                                2,700    Schawk, Inc.                                                      48,897
                                                                                                                    -------------
                                                                                                                          362,975
---------------------------------------------------------------------------------------------------------------------------------
Production Technology                           6,600    ATMI, Inc. (a)                                                   201,762
Equipment - 1.4%                               17,600    Axcelis Technologies, Inc. (a)                                   134,464
                                               13,083    Brooks Automation, Inc. (a)                                      224,373
                                                8,200    Cognex Corp.                                                     177,694
                                               17,400    Credence Systems Corp. (a)                                        57,594
                                                6,800    Cymer, Inc. (a)                                                  282,540
                                                3,500    Dionex Corp. (a)                                                 238,385
                                                5,100    Electro Scientific Industries, Inc. (a)                           98,124
                                                7,000    Emcore Corp. (a)                                                  35,000
                                               24,195    Entegris, Inc. (a)                                               258,887
                                                4,500    Esterline Technologies Corp. (a)                                 184,815
                                                4,200    FEI Co. (a)                                                      151,452
                                                3,700    Intevac, Inc. (a)                                                 97,569
                                                9,900    Kulicke & Soffa Industries, Inc. (a)                              91,575
                                               10,700    LTX Corp. (a)                                                     65,484
                                                3,200    MTS Systems Corp.                                                124,288
                                                9,200    Mattson Technology, Inc. (a)                                      83,720
                                                3,000    Photon Dynamics, Inc. (a)                                         37,830
                                                7,300    Photronics, Inc. (a)                                             113,515
                                                2,700    Rofin-Sinar Technologies, Inc. (a)                               159,786
                                                4,313    Rudolph Technologies, Inc. (a)                                    75,219
                                                4,200    Ultratech, Inc. (a)                                               57,162
                                               10,000    Varian Semiconductor Equipment Associates, Inc. (a)              533,800
                                                                                                                    -------------
                                                                                                                        3,485,038
---------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.3%                2,000    Consolidated Graphics, Inc. (a)                                  148,100
                                                1,700    Courier Corp.                                                     66,419

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                2,880    GateHouse Media, Inc.                                      $      58,464
                                                4,400    Martha Stewart Living Omnimedia, Inc. Class A                     74,844
                                                3,700    Playboy Enterprises, Inc. Class B (a)                             38,073
                                               34,700    Primedia, Inc. (a)                                                92,302
                                                2,400    Private Media Group, Inc. (a)                                      5,904
                                                6,200    Scholastic Corp. (a)                                             192,820
                                                                                                                    -------------
                                                                                                                          676,926
---------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.4%                  15,900    Belo Corp. Class A                                               296,853
                                                7,700    Journal Communications, Inc. Class A                             100,947
                                                6,800    Journal Register Co.                                              40,528
                                                8,000    Lee Enterprises, Inc.                                            240,400
                                                3,900    Media General, Inc. Class A                                      148,824
                                               13,000    Sun-Times Media Group, Inc.                                       64,480
                                                                                                                    -------------
                                                                                                                          892,032
---------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.5%                  9,000    CKX, Inc. (a)                                                     99,900
                                                6,500    Citadel Broadcasting Corp.                                        61,815
                                                7,900    Cox Radio, Inc. Class A (a)                                      107,835
                                               15,000    Cumulus Media, Inc. Class A (a)                                  140,699
                                                6,800    Emmis Communications Corp. Class A                                57,392
                                                5,600    Entercom Communications Corp.                                    157,808
                                                1,100    Fisher Communications, Inc. (a)                                   53,460
                                                7,400    Gray Television, Inc.                                             77,108
                                                4,700    Lin TV Corp. Class A (a)                                          74,730
                                                3,000    Outdoor Channel Holdings, Inc. (a)                                30,660
                                               13,300    Radio One, Inc. Class D (a)                                       85,918
                                                2,300    Salem Communications Corp. Class A                                28,750
                                                8,000    Sinclair Broadcast Group, Inc. Class A                           123,600
                                                7,700    Spanish Broadcasting System, Inc. Class A (a)                     30,800
                                               12,200    Westwood One, Inc.                                                83,814
                                                3,800    World Wrestling Entertainment, Inc.                               61,940
                                                                                                                    -------------
                                                                                                                        1,276,229
---------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                       1,300    American Railcar Industries, Inc.                                 38,753
                                                2,200    Freightcar America, Inc.                                         105,974
                                                2,400    Greenbrier Cos., Inc.                                             64,080
                                                8,500    Westinghouse Air Brake Technologies Corp.                        293,165
                                                                                                                    -------------
                                                                                                                          501,972
---------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.2%                                6,200    Florida East Coast Industries, Inc.                              388,678
                                                6,350    Genesee & Wyoming, Inc. Class A (a)                              168,974
                                                                                                                    -------------
                                                                                                                          557,652
---------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.1%                                700    AMREP Corp.                                                       54,075
                                                1,000    Avatar Holdings, Inc. (a)                                         71,440
                                                3,700    Bluegreen Corp. (a)                                               41,773
                                                1,800    California Coastal Communities, Inc.                              36,522
                                                1,000    Consolidated-Tomoka Land Co.                                      75,450
                                                2,400    Housevalues, Inc. (a)                                             12,144
                                                1,900    Tejon Ranch Co. (a)                                               89,870
                                                                                                                    -------------
                                                                                                                          381,274
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                   5,600    Acadia Realty Trust                                              145,992
(REITs) - 6.6%                                  7,452    Affordable Residential Communities Inc. (a)                       90,393
                                                1,400    Agree Realty Corp.                                                47,796

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  400    Alexander's, Inc. (a)                                      $     164,680
                                                5,200    Alexandria Real Estate Equities, Inc.                            521,924
                                                3,000    American Campus Communities, Inc.                                 90,870
                                               22,700    American Financial Realty Trust (c)                              228,816
                                                7,700    American Home Mortgage Investment Corp.                          207,823
                                               10,000    Anthracite Capital, Inc.                                         120,000
                                                7,900    Anworth Mortgage Asset Corp.                                      77,183
                                                2,100    Arbor Realty Trust, Inc.                                          63,924
                                                8,500    Ashford Hospitality Trust, Inc.                                  101,490
                                               11,600    BioMed Realty Trust, Inc.                                        305,080
                                                5,800    Capital Lease Funding, Inc.                                       62,118
                                                1,700    Capital Trust, Inc.                                               77,469
                                                5,300    Cedar Shopping Centers, Inc.                                      85,860
                                                5,900    Corporate Office Properties Trust                                269,512
                                                6,700    Cousins Properties, Inc.                                         220,162
                                               13,800    Crescent Real Estate EQT Co. (c)                                 276,828
                                               28,650    DCT Industrial Trust, Inc.                                       338,930
                                                9,100    Deerfield Triarc Capital Corp.                                   136,409
                                               12,740    DiamondRock Hospitality Co.                                      242,060
                                                4,540    Digital Realty Trust, Inc.                                       181,146
                                                3,900    Eastgroup Properties, Inc.                                       199,017
                                                4,600    Education Realty Trust, Inc.                                      67,988
                                                4,600    Entertainment Properties Trust                                   277,150
                                                9,600    Equity Inns, Inc.                                                157,248
                                                3,400    Equity Lifestyle Properties, Inc.                                183,634
                                                6,700    Equity One, Inc.                                                 177,550
                                                8,200    Extra Space Storage, Inc.                                        155,308
                                               10,700    FelCor Lodging Trust, Inc.                                       277,879
                                                8,500    Fieldstone Investment Corp.                                       26,095
                                                7,900    First Industrial Realty Trust, Inc.                              357,870
                                                3,600    First Potomac Realty Trust                                       102,852
                                                8,700    Franklin Street Properties Corp.                                 166,866
                                               25,800    Friedman Billings Ramsey Group, Inc. Class A                     142,416
                                                7,000    GMH Communities Trust                                             69,930
                                                3,100    Getty Realty Corp.                                                89,094
                                                6,400    Glimcher Realty Trust                                            172,928
                                                2,800    Gramercy Capital Corp.                                            85,904
                                                8,400    Healthcare Realty Trust, Inc.                                    313,320
                                                4,900    Hersha Hospitality Trust                                          57,722
                                               10,500    Highland Hospitality Corp.                                       186,900
                                                9,500    Highwoods Properties, Inc.                                       375,155
                                                6,100    Home Properties, Inc.                                            322,141
                                                9,900    HomeBanc Corp.                                                    34,551
                                               13,400    IMPAC Mortgage Holdings, Inc.                                     67,000
                                               11,900    Inland Real Estate Corp.                                         218,246
                                                7,600    Innkeepers USA Trust                                             123,728
                                                8,200    Investors Real Estate Trust                                       86,838
                                                4,300    JER Investors Trust, Inc.                                         81,786
                                               14,100    KKR Financial Corp.                                              386,763
                                                5,000    Kite Realty Group Trust                                           99,750
                                                4,100    LTC Properties, Inc.                                             106,231

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                7,000    LaSalle Hotel Properties                                   $     324,520
                                               13,730    Lexington Corporate Properties Trust                             290,115
                                               14,805    Longview Fibre Co.                                               364,647
                                                6,900    Luminent Mortgage Capital, Inc.                                   61,686
                                               13,800    MFA Mortgage Investments, Inc.                                   106,260
                                                6,600    Maguire Properties, Inc.                                         234,696
                                                7,000    Medical Properties Trust, Inc.                                   102,830
                                                7,420    Meruelo Maddux Properties, Inc. (a)                               64,925
                                                4,100    Mid-America Apartment Communities, Inc.                          230,666
                                                4,100    National Health Investors, Inc.                                  128,494
                                               10,200    National Retail Properties, Inc.                                 246,738
                                               13,100    Nationwide Health Properties, Inc.                               409,506
                                                7,700    Newcastle Investment Corp.                                       213,521
                                                7,400    NorthStar Realty Finance Corp.                                   112,554
                                                5,800    NovaStar Financial, Inc.                                          29,000
                                               10,200    Omega Healthcare Investors, Inc.                                 174,930
                                                2,800    PS Business Parks, Inc.                                          197,456
                                                2,500    Parkway Properties, Inc.                                         130,625
                                                6,400    Pennsylvania Real Estate Investment Trust                        283,712
                                                7,500    Post Properties, Inc.                                            342,975
                                                6,739    Potlatch Corp.                                                   308,511
                                               10,840    RAIT Investment Trust                                            302,870
                                                3,000    Ramco-Gershenson Properties Trust                                107,130
                                               16,600    Realty Income Corp.                                              468,120
                                                3,400    Redwood Trust, Inc.                                              177,412
                                                4,600    Republic Property Trust                                           52,854
                                                1,900    Saul Centers, Inc.                                               108,110
                                               11,200    Senior Housing Properties Trust                                  267,680
                                                3,100    Sovran Self Storage, Inc.                                        171,771
                                               17,000    Spirit Finance Corp.                                             253,300
                                               12,800    Strategic Hotel Capital, Inc.                                    292,736
                                                3,200    Sun Communities, Inc.                                             99,264
                                               10,200    Sunstone Hotel Investors, Inc.                                   278,052
                                                5,400    Tanger Factory Outlet Centers, Inc.                              218,106
                                                2,300    Tarragon Corp.                                                    23,851
                                                8,200    U-Store-It Trust                                                 164,984
                                                2,100    Universal Health Realty Income Trust                              75,075
                                                3,900    Urstadt Biddle Properties, Inc. Class A                           76,284
                                                7,400    Washington Real Estate Investment Trust                          276,908
                                                4,600    Winston Hotels, Inc.                                              69,138
                                                2,100    Winthrop Realty Trust, Inc.                                       13,881
                                                                                                                    -------------
                                                                                                                       17,082,218
---------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.3%            2,300    Arctic Cat, Inc.                                                  44,827
                                               11,100    Fleetwood Enterprises, Inc. (a)                                   87,801
                                                1,600    Marine Products Corp.                                             15,312
                                                4,700    Monaco Coach Corp.                                                74,871
                                                7,300    Polaris Industries, Inc.                                         350,254
                                                5,700    Winnebago Industries, Inc.                                       191,691
                                                                                                                    -------------
                                                                                                                          764,756
---------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                      2,900    Electro Rent Corp. (a)                                            41,760
Commercial - 0.1%                               2,000    H&E Equipment Services, Inc. (a)                                  43,000

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                1,600    Interpool, Inc.                                            $      39,072
                                                1,600    Marlin Business Services, Inc. (a)                                35,008
                                                3,900    McGrath RentCorp                                                 123,513
                                                5,200    Williams Scotsman International, Inc. (a)                        102,232
                                                                                                                    -------------
                                                                                                                          384,585
---------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                      7,700    Aaron Rents, Inc.                                                203,588
Consumer - 0.3%                                 1,800    Amerco, Inc. (a)                                                 125,982
                                                4,300    Dollar Thrifty Automotive Group (a)                              219,472
                                               12,200    Rent-A-Center, Inc. (a)                                          341,356
                                                                                                                    -------------
                                                                                                                          890,398
---------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.9%                              4,500    AFC Enterprises, Inc. (a)                                         90,225
                                               13,050    Applebee's International, Inc.                                   323,379
                                                2,400    BJ's Restaurants, Inc. (a)                                        50,712
                                                6,300    Bob Evans Farms, Inc.                                            232,785
                                                1,300    Buffalo Wild Wings, Inc. (a)                                      82,810
                                                5,458    CBRL Group, Inc.                                                 252,705
                                                5,800    CEC Entertainment, Inc. (a)                                      240,932
                                               10,500    CKE Restaurants, Inc.                                            198,030
                                                3,500    California Pizza Kitchen, Inc. (a)                               115,115
                                                4,600    Chipotle Mexican Grill, Inc. Class B (a)                         264,040
                                                5,200    Cosi, Inc. (a)                                                    29,016
                                               16,000    Denny's Corp. (a)                                                 78,240
                                                6,700    Domino's Pizza, Inc.                                             217,549
                                                3,200    IHOP Corp.                                                       187,680
                                                6,200    Jack in the Box, Inc. (a)                                        428,606
                                                9,500    Krispy Kreme Doughnuts, Inc. (a)                                  96,805
                                                2,900    Landry's Restaurants, Inc.                                        85,840
                                                3,800    Luby's, Inc. (a)                                                  37,126
                                                1,800    McCormick & Schmick's Seafood Restaurants, Inc. (a)               48,258
                                                  700    Morton's Restaurant Group, Inc. (a)                               12,453
                                                4,100    O'Charleys, Inc. (a)                                              79,089
                                                4,700    P.F. Chang's China Bistro, Inc. (a)                              196,836
                                                4,300    Papa John's International, Inc. (a)                              126,420
                                                5,900    Rare Hospitality International, Inc. (a)                         177,531
                                                2,900    Red Robin Gourmet Burgers, Inc. (a)                              112,578
                                               10,400    Ruby Tuesday, Inc.                                               297,440
                                                2,900    Ruth's Chris Steak House, Inc. (a)                                59,044
                                               11,970    Sonic Corp. (a)                                                  266,692
                                                4,900    The Steak n Shake Co. (a)                                         82,173
                                                9,200    Texas Roadhouse, Inc. Class A (a)                                131,100
                                               10,800    Triarc Cos.                                                      185,652
                                                                                                                    -------------
                                                                                                                        4,786,861
---------------------------------------------------------------------------------------------------------------------------------
Retail - 4.0%                                   6,000    1-800-FLOWERS.COM, Inc. Class A (a)                               46,680
                                                8,300    99 Cents Only Stores (a)                                         122,259
                                                2,700    AC Moore Arts & Crafts, Inc. (a)                                  57,618
                                                9,600    Aeropostale, Inc. (a)                                            386,208
                                                2,700    America's Car Mart, Inc. (a)                                      36,072
                                                1,700    Asbury Automotive Group, Inc.                                     48,025
                                                4,100    bebe Stores, Inc.                                                 71,258
                                                4,000    Big 5 Sporting Goods Corp.                                       103,680
                                               19,800    Big Lots, Inc. (a)                                               619,344

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                               33,400    Blockbuster, Inc. Class A (a)                              $     215,096
                                                2,500    Blue Nile, Inc. (a)                                              101,649
                                                1,200    The Bon-Ton Stores, Inc.                                          67,488
                                                2,500    Books-A-Million, Inc.                                             35,600
                                               11,400    Borders Group, Inc.                                              232,788
                                                4,950    Brown Shoe Co., Inc. (c)                                         207,900
                                                2,400    The Buckle, Inc.                                                  85,680
                                                2,500    Build-A-Bear Workshop, Inc. (a)                                   68,675
                                                7,700    CSK Auto Corp. (a)                                               132,440
                                                5,600    Cabela's, Inc. Class A (a)                                       138,936
                                                2,100    Cache, Inc. (a)                                                   37,275
                                                5,400    Casual Male Retail Group, Inc. (a)                                63,882
                                                5,400    The Cato Corp. Class A                                           126,306
                                               11,869    Central Garden and Pet Co. Class A (a)                           174,474
                                                2,700    Charlotte Russe Holding, Inc. (a)                                 77,949
                                               21,500    Charming Shoppes, Inc. (a)                                       278,425
                                                4,000    The Children's Place Retail Stores, Inc. (a)                     223,040
                                                6,400    Christopher & Banks Corp.                                        124,608
                                                1,400    Conn's, Inc. (a)                                                  34,650
                                                3,900    Cost Plus, Inc. (a)                                               39,000
                                                  100    DEB Shops, Inc.                                                    2,708
                                                3,644    dELiA*s, Inc. (a)                                                 33,452
                                                8,100    Dress Barn, Inc. (a)                                             168,561
                                               13,700    drugstore.com, Inc. (a)                                           35,346
                                                6,300    Ezcorp, Inc. (a)                                                  92,799
                                                2,300    FTD Group, Inc.                                                   38,019
                                                7,000    Fred's, Inc.                                                     102,900
                                                6,900    GSI Commerce, Inc. (a)                                           155,871
                                                2,800    Gaiam, Inc. (a)                                                   44,072
                                                4,100    Genesco, Inc. (a)                                                170,273
                                                8,200    Global Imaging Systems, Inc. (a)                                 159,900
                                                4,400    Group 1 Automotive, Inc.                                         174,988
                                                4,600    Guitar Center, Inc. (a)                                          207,552
                                                5,800    Gymboree Corp. (a)                                               232,406
                                                7,800    HOT Topic, Inc. (a)                                               86,580
                                                6,350    Hibbett Sports, Inc. (a)                                         181,547
                                                8,500    Insight Enterprises, Inc. (a)                                    152,830
                                                4,200    Jo-Ann Stores, Inc. (a)                                          114,450
                                                3,125    Jos. A. Bank Clothiers, Inc. (a)                                 110,469
                                                  979    Lawson Products, Inc.                                             37,085
                                                2,800    Lithia Motors, Inc. Class A                                       76,748
                                                2,900    MarineMax, Inc. (a)                                               67,222
                                                8,400    Men's Wearhouse, Inc.                                            395,220
                                                3,600    New York & Co. (a)                                                56,844
                                                2,000    Overstock.com, Inc. (a)                                           33,200
                                                9,500    The Pep Boys - Manny, Moe & Jack                                 181,355
                                               12,800    Pacific Sunwear of California, Inc. (a)                          266,624
                                                4,000    The Pantry, Inc. (a)                                             180,880
                                               11,700    Payless Shoesource, Inc. (a)                                     388,440
                                                3,300    PetMed Express, Inc. (a)                                          39,105
                                               15,200    Pier 1 Imports, Inc.                                             105,032

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  200    PriceSmart, Inc.                                           $       3,072
                                                4,500    Priceline.com, Inc. (a)                                          239,670
                                                5,100    Restoration Hardware, Inc. (a)                                    33,456
                                                3,500    Retail Ventures, Inc. (a)                                         73,675
                                                3,800    Rush Enterprises, Inc. Class A (a)                                72,998
                                                3,400    Russ Berrie & Co., Inc. (a)                                       47,940
                                                4,000    School Specialty, Inc. (a)                                       144,440
                                                5,300    Sonic Automotive, Inc.                                           151,050
                                                7,050    Stage Stores, Inc.                                               164,336
                                                3,300    Stamps.com, Inc. (a)                                              47,421
                                                4,600    Stein Mart, Inc.                                                  75,072
                                                3,900    Talbots, Inc.                                                     92,118
                                                5,300    Tuesday Morning Corp.                                             78,652
                                                5,900    Tween Brands, Inc. (a)                                           210,748
                                                7,400    United Natural Foods, Inc. (a)                                   226,736
                                                5,300    ValueVision Media, Inc. Class A (a)                               65,508
                                                2,200    Volcom, Inc. (a)                                                  75,592
                                               11,800    The Wet Seal, Inc. Class A (a)                                    77,290
                                                8,400    Zale Corp. (a)                                                   221,592
                                                2,500    Zumiez, Inc. (a)                                                 100,300
                                                                                                                    -------------
                                                                                                                       10,251,149
---------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.6%                           3,400    Anchor Bancorp Wisconsin, Inc.                                    96,390
                                                5,100    BFC Financial Corp. (a)                                           22,440
                                               10,700    Bank Mutual Corp.                                                121,659
                                                8,300    BankAtlantic Bancorp, Inc. Class A                                90,967
                                                5,500    BankUnited Financial Corp. Class A                               116,655
                                                2,000    Berkshire Hills Bancorp, Inc.                                     67,300
                                               10,800    Brookline Bancorp, Inc.                                          136,836
                                                1,100    Citizens First Bancorp, Inc.                                      25,058
                                                2,365    Coastal Financial Corp.                                           36,894
                                                4,400    Dime Community Bancshares, Inc.                                   58,212
                                                3,700    Downey Financial Corp.                                           238,798
                                                2,400    First Financial Holdings, Inc.                                    83,040
                                                2,225    First Indiana Corp.                                               48,616
                                               19,500    First Niagara Financial Group, Inc.                              271,245
                                                2,300    First Place Financial Corp.                                       49,335
                                                3,800    First Republic Bank                                              204,060
                                                2,900    FirstFed Financial Corp. (a)                                     164,807
                                                7,100    Flagstar Bancorp, Inc.                                            84,845
                                                3,000    Flushing Financial Corp.                                          48,690
                                                2,200    Great Southern Bancorp, Inc.                                      64,416
                                                2,750    Horizon Financial Corp.                                           60,720
                                                1,700    IBERIABANK Corp.                                                  94,622
                                                1,300    ITLA Capital Corp.                                                67,626
                                                5,100    KNBT Bancorp, Inc.                                                75,174
                                                3,800    Kearny Financial Corp.                                            54,644
                                                5,900    MAF Bancorp, Inc.                                                243,906
                                                  100    NASB Financial, Inc.                                               3,465
                                                8,000    NetBank, Inc.                                                     17,680
                                               19,300    NewAlliance Bancshares, Inc.                                     312,853
                                                3,300    Northwest Bancorp, Inc.                                           89,397

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                1,100    OceanFirst Financial Corp.                                 $      19,085
                                                6,000    Ocwen Financial Corp. (a)                                         77,220
                                                4,300    PFF Bancorp, Inc.                                                130,419
                                                8,400    Partners Trust Financial Group, Inc.                              96,012
                                               11,900    Provident Financial Services, Inc.                               207,655
                                                7,400    Provident New York Bancorp                                       104,710
                                                2,400    Rockville Financial, Inc.                                         36,072
                                                6,961    Sterling Financial Corp.                                         217,105
                                                3,200    TierOne Corp.                                                     86,528
                                                6,400    United Community Financial Corp.                                  70,720
                                               19,000    W Holding Co., Inc.                                               95,000
                                                2,100    Willow Grove Bancorp, Inc.                                        27,090
                                                                                                                    -------------
                                                                                                                        4,217,966
---------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment &                          7,100    Newport Corp. (a)                                                116,227
Suppliers - 0.2%                                5,400    Varian, Inc. (a)                                                 314,604
                                                                                                                    -------------
                                                                                                                          430,831
---------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage &                          9,100    CharterMac                                                       176,085
Services - 0.4%                                 2,100    GFI Group, Inc. (a)                                              142,737
                                                3,100    Gladstone Investment Corp.                                        46,097
                                               18,300    Knight Capital Group, Inc. Class A (a)                           289,872
                                                9,300    LaBranche & Co., Inc. (a)                                         75,888
                                                5,400    MarketAxess Holdings, Inc. (a)                                    90,396
                                                3,600    optionsXpress Holdings, Inc.                                      84,744
                                                1,300    Penson Worldwide, Inc. (a)                                        39,247
                                                4,200    SWS Group, Inc.                                                  104,202
                                                1,200    Thomas Weisel Partners Group, Inc. (a)                            22,824
                                                                                                                    -------------
                                                                                                                        1,072,092
---------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.3%                     7,700    ABM Industries, Inc.                                             203,203
                                                5,700    AMN Healthcare Services, Inc. (a)                                128,934
                                                4,000    Administaff, Inc.                                                140,800
                                                3,300    The Advisory Board Co. (a)                                       167,046
                                                3,600    Ambassadors Group, Inc.                                          119,664
                                                  800    Ambassadors International, Inc.                                   36,912
                                                  600    Barrett Business Services                                         13,830
                                               10,600    CBIZ, Inc. (a)                                                    75,260
                                                2,200    CDI Corp.                                                         63,624
                                                2,000    CRA International, Inc. (a)                                      104,360
                                                3,900    Casella Waste Systems, Inc. (a)                                   38,064
                                                1,900    Central Parking Corp.                                             42,142
                                                4,600    Chemed Corp.                                                     225,216
                                                2,900    CoStar Group, Inc. (a)                                           129,572
                                                6,300    Coinmach Service Corp. Class A                                    66,843
                                                4,900    Coinstar, Inc. (a)                                               153,370
                                                1,200    Cornell Cos., Inc. (a)                                            24,264
                                                5,600    Cross Country Healthcare, Inc. (a)                               102,088
                                                5,100    Diamond Management & Technology Consultants, Inc.                 59,619
                                                4,100    DynCorp. International, Inc. (a)                                  61,869
                                                3,800    Exponent, Inc. (a)                                                75,810
                                                7,000    FTI Consulting, Inc. (a)                                         235,130
                                                1,300    First Advantage Corp. Class A (a)                                 31,161

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                5,300    First Consulting Group, Inc. (a)                           $      48,230
                                                2,400    Forrester Research, Inc. (a)                                      68,064
                                                3,700    G&K Services, Inc. Class A                                       134,236
                                                3,450    The Geo Group, Inc. (a)                                          156,354
                                                4,600    Gevity HR, Inc.                                                   90,804
                                               12,000    Harris Interactive, Inc. (a)                                      72,360
                                                3,200    Heidrick & Struggles International, Inc. (a)                     155,040
                                                6,500    Home Solutions of America, Inc. (a)                               30,875
                                                4,300    Hudson Highland Group, Inc. (a)                                   67,037
                                                1,000    ICT Group, Inc. (a)                                               17,500
                                               19,300    IKON Office Solutions, Inc.                                      277,341
                                                6,200    Jackson Hewitt Tax Service, Inc.                                 199,516
                                                3,500    Kelly Services, Inc. Class A                                     112,700
                                                2,800    Kenexa Corp. (a)                                                  87,164
                                                5,100    Kforce, Inc. (a)                                                  70,227
                                                3,300    The Knot, Inc. (a)                                                71,049
                                                7,400    Korn/Ferry International (a)                                     169,756
                                                9,600    Labor Ready, Inc. (a)                                            182,304
                                                4,800    Lightbridge, Inc. (a)                                             84,336
                                                1,400    Liquidity Services, Inc. (a)                                      23,716
                                                3,800    MAXIMUS, Inc.                                                    131,024
                                               18,100    MPS Group, Inc. (a)                                              256,115
                                                2,700    Midas, Inc. (a)                                                   58,239
                                                2,200    Monro Muffler, Inc.                                               77,220
                                                7,500    Navigant Consulting, Inc. (a)                                    148,200
                                                8,400    Net 1 UEPS Technologies, Inc. (a)                                208,992
                                                2,300    NetRatings, Inc. (a)                                              47,840
                                                4,400    On Assignment, Inc. (a)                                           54,604
                                                9,400    PHH Corp. (a)                                                    287,264
                                                3,200    People Support, Inc. (a)                                          36,640
                                                2,900    Perficient, Inc. (a)                                              57,362
                                                1,800    Pre-Paid Legal Services, Inc. (a)                                 90,198
                                                2,100    The Providence Service Corp. (a)                                  49,812
                                                8,000    Regis Corp.                                                      322,960
                                                8,400    Resources Connection, Inc. (a)                                   268,716
                                                5,200    Rollins, Inc.                                                    119,652
                                                8,600    Sirva, Inc. (a)                                                   30,702
                                                6,000    Source Interlink Cos., Inc. (a)                                   40,260
                                               10,000    Spherion Corp. (a)                                                88,200
                                                  500    Standard Parking Corp. (a)                                        17,685
                                                2,000    Startek, Inc.                                                     19,580
                                               10,700    Synagro Technologies, Inc.                                        60,990
                                                5,700    TeleTech Holdings, Inc. (a)                                      209,133
                                               10,100    Tetra Tech, Inc. (a)                                             192,506
                                                  500    Travelzoo, Inc. (a)                                               18,385
                                                1,700    Unifirst Corp.                                                    65,229
                                                1,300    Vertrue, Inc. (a)                                                 62,543
                                                3,900    Viad Corp.                                                       150,540
                                                2,250    Volt Information Sciences, Inc. (a)                               58,928
                                               11,700    Waste Connections, Inc. (a)                                      350,298
                                                  700    Waste Industries USA, Inc.                                        19,229

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                                4,733    Waste Services, Inc. (a)                                   $      47,046
                                                7,400    Watson Wyatt Worldwide, Inc.                                     360,010
                                                9,900    Wireless Facilities, Inc. (a)                                     12,870
                                                4,800    World Fuel Services Corp.                                        222,048
                                                                                                                    -------------
                                                                                                                        8,658,410
---------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.2%                                10,800    American Commercial Lines, Inc. (a)                              339,660
                                                2,800    Gulfmark Offshore, Inc. (a)                                      122,220
                                                2,500    Horizon  Lines, Inc. Class A                                      82,049
                                                1,900    Star Maritime Acquisition Corp. (a)                               19,475
                                                                                                                    -------------
                                                                                                                          563,404
---------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.6%                                    1,700    CROCS, Inc. (a)                                                   80,325
                                                2,800    DSW, Inc. Class A (a)                                            118,188
                                                1,900    Deckers Outdoor Corp. (a)                                        134,938
                                                7,500    The Finish Line, Inc. Class A                                     94,500
                                                6,200    Iconix Brand Group, Inc. (a)                                     126,480
                                                4,500    K-Swiss, Inc. Class A                                            121,590
                                                1,600    Kenneth Cole Productions, Inc. Class A                            41,072
                                                1,500    Shoe Carnival, Inc. (a)                                           49,950
                                                1,900    Skechers U.S.A., Inc. Class A (a)                                 63,783
                                                3,700    Steven Madden Ltd.                                               108,040
                                                6,400    Stride Rite Corp.                                                 98,496
                                                8,800    Timberland Co. Class A (a)                                       229,064
                                                  300    Weyco Group, Inc.                                                  7,794
                                                9,800    Wolverine World Wide, Inc.                                       279,986
                                                                                                                    -------------
                                                                                                                        1,554,206
---------------------------------------------------------------------------------------------------------------------------------
Steel - 0.6%                                   19,300    AK Steel Holding Corp. (a)                                       451,427
                                                8,000    Chaparral Steel Co.                                              465,360
                                                4,300    Gibraltar Industries, Inc.                                        97,266
                                                1,500    Olympic Steel, Inc.                                               46,485
                                                4,000    Schnitzer Steel Industries, Inc. Class A                         160,680
                                                  100    Shiloh Industries, Inc.                                            1,128
                                                2,000    Steel Technologies, Inc.                                          59,160
                                                1,900    Wheeling-Pittsburgh Corp. (a)                                     45,011
                                               12,700    Worthington Industries, Inc.                                     261,366
                                                                                                                    -------------
                                                                                                                        1,587,883
---------------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                                    2,000    Imperial Sugar Co. New Shares                                     67,060
---------------------------------------------------------------------------------------------------------------------------------
Telecommunications                             27,900    Andrew Corp. (a)(c)                                              295,461
Equipment - 1.0%                               18,800    Arris Group, Inc. (a)                                            264,704
                                                2,900    Audiovox Corp. Class A (a)                                        42,717
                                                7,500    Belden CDT, Inc.                                                 401,925
                                                8,300    C-COR, Inc. (a)                                                  115,038
                                                3,800    CalAmp Corp. (a)                                                  32,794
                                                9,600    Interdigital Communications Corp. (a)                            304,032
                                                7,100    Mastec, Inc. (a)                                                  78,171
                                                8,300    Plantronics, Inc.                                                196,046
                                               15,300    Polycom, Inc. (a)                                                509,949
                                               19,600    Powerwave Technologies, Inc. (a)                                 111,524
                                                3,200    Radyne Corp. (a)                                                  29,184
                                                8,000    Symmetricom, Inc. (a)                                             66,400
                                                                                                                    -------------
                                                                                                                        2,447,945
---------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                         8,400    Interface, Inc. Class A                                    $     134,316
---------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel                                8,500    Carter's, Inc. (a)                                               215,390
Manufacturers - 1.0%                            1,400    Cherokee, Inc.                                                    60,284
                                                2,300    Columbia Sportswear Co.                                          143,313
                                                7,400    Guess?, Inc.                                                     299,626
                                                5,500    Hartmarx Corp. (a)                                                40,700
                                                4,270    J. Crew Group, Inc. (a)                                          171,526
                                                4,500    Kellwood Co.                                                     131,985
                                                2,600    Maidenform Brands, Inc. (a)                                       59,982
                                                2,700    Oxford Industries, Inc.                                          133,488
                                                1,950    Perry Ellis International, Inc. (a)                               62,381
                                                9,700    Phillips-Van Heusen Corp.                                        570,360
                                               21,400    Quiksilver, Inc. (a)                                             248,240
                                                2,300    True Religion Apparel, Inc. (a)                                   37,352
                                                3,600    Under Armour, Inc. Class A (a)                                   184,680
                                                8,300    The Warnaco Group, Inc. (a)                                      235,720
                                                                                                                    -------------
                                                                                                                        2,595,027
---------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                           2,000    Bandag, Inc.                                                     101,380
                                               10,800    Cooper Tire & Rubber Co.                                         197,532
                                                2,800    Titan International, Inc.                                         70,924
                                                                                                                    -------------
                                                                                                                          369,836
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                 16,600    Alliance One International, Inc. (a)                             153,217
                                                2,700    Schweitzer-Mauduit International, Inc.                            67,095
                                                4,500    Universal Corp.                                                  276,075
                                                6,919    Vector Group Ltd.                                                129,454
                                                                                                                    -------------
                                                                                                                          625,841
---------------------------------------------------------------------------------------------------------------------------------
Toys - 0.2%                                     4,800    Jakks Pacific, Inc. (a)                                          114,720
                                                6,000    Leapfrog Enterprises, Inc. (a)                                    64,200
                                                8,300    Marvel Entertainment, Inc. (a)                                   230,325
                                                                                                                    -------------
                                                                                                                          409,245
---------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%             4,000    Celadon Group, Inc. (a)                                           66,800
                                                1,400    Dynamex, Inc. (a)                                                 35,616
                                                7,000    HUB Group, Inc. Class A (a)                                      202,930
                                                6,600    Pacer International, Inc.                                        177,804
                                                1,600    U.S. Xpress Enterprises, Inc. Class A (a)                         27,616
                                                                                                                    -------------
                                                                                                                          510,766
---------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.4%                                 4,400    Arkansas Best Corp.                                              156,420
                                                5,500    Forward Air Corp.                                                180,840
                                               10,600    Heartland Express, Inc.                                          168,328
                                               10,050    Knight Transportation, Inc.                                      179,091
                                                2,700    Marten Transport Ltd. (a)                                         42,876
                                                4,950    Old Dominion Freight Line, Inc. (a)                              142,610
                                                  300    PAM Transportation Services (a)                                    6,186
                                                  100    Patriot Transportation Holding, Inc. (a)                           8,961
                                                  800    Quality Distribution, Inc. (a)                                     6,920
                                                2,600    Saia, Inc. (a)                                                    61,750
                                                1,500    USA Truck, Inc. (a)                                               23,310
                                                1,100    Universal Truckload Services, Inc. (a)                            26,631
                                                9,000    Werner Enterprises, Inc.                                         163,530
                                                                                                                    -------------
                                                                                                                        1,167,453
---------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%              9,600    Mediacom Communications Corp. Class A (a)                  $      78,144
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.5%                    4,400    Allete, Inc.                                                     205,128
                                                8,600    Avista Corp.                                                     208,378
                                                5,800    Black Hills Corp.                                                213,266
                                                2,800    CH Energy Group, Inc.                                            136,332
                                                8,800    Cleco Corp.                                                      227,304
                                               15,830    Duquesne Light Holdings, Inc.                                    313,276
                                                8,500    El Paso Electric Co. (a)                                         223,975
                                                5,300    The Empire District Electric Co.                                 131,440
                                                7,500    IDACORP, Inc.                                                    253,800
                                                2,500    ITC Holdings Corp.                                               108,225
                                                3,600    MGE Energy, Inc.                                                 127,656
                                                6,800    NorthWestern Corp.                                               240,924
                                                5,200    Otter Tail Corp.                                                 178,048
                                               12,100    PNM Resources, Inc.                                              390,830
                                                2,800    Pike Electric Corp. (a)                                           50,624
                                                4,700    Portland General Electric Co.                                    137,240
                                                4,333    UIL Holdings Corp.                                               150,355
                                                6,200    Unisource Energy Corp.                                           232,810
                                               15,300    Westar Energy, Inc.                                              421,056
                                                                                                                    -------------
                                                                                                                        3,950,667
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.8%              2,800    Cascade Natural Gas Corp.                                         73,780
                                                1,700    EnergySouth, Inc.                                                 71,281
                                                3,700    The Laclede Group, Inc.                                          114,996
                                                4,900    New Jersey Resources Corp.                                       245,245
                                                7,800    Nicor, Inc.                                                      377,676
                                                4,800    Northwest Natural Gas Co.                                        219,216
                                               13,400    Piedmont Natural Gas Co.                                         353,492
                                                5,100    South Jersey Industries, Inc.                                    194,055
                                                7,000    Southwest Gas Corp.                                              272,090
                                                8,600    WGL Holdings, Inc.                                               275,028
                                                                                                                    -------------
                                                                                                                        2,196,859
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                65,500    Aquila, Inc. (a)                                                 273,790
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.1%            7,400    Alaska Communications Systems Group, Inc.                        109,150
                                                  400    Atlantic Tele-Network, Inc.                                       10,452
                                                3,400    CT Communications, Inc.                                           81,940
                                                3,900    Centennial Communications Corp. (a)                               32,097
                                               43,200    Cincinnati Bell, Inc. (a)                                        203,040
                                                    1    Citizens Communications Co.                                            6
                                                4,000    Consolidated Communications Holdings, Inc.                        79,560
                                               26,000    Dobson Communications Corp. Class A (a)                          223,080
                                                1,600    Eschelon Telecom, Inc. (a)                                        46,240
                                                4,800    FairPoint Communications, Inc.                                    92,208
                                               21,510    FiberTower Corp. (a)                                             111,637
                                                9,400    General Communication, Inc. Class A (a)                          131,600
                                                3,800    Golden Telecom, Inc. (b)                                         210,444
                                                9,300    IDT Corp. Class B                                                105,555
                                                2,900    iPCS, Inc. (a)                                                   142,071
                                                5,500    Iowa Telecommunications Services, Inc.                           110,000
                                                2,600    NTELOS Holdings Corp.                                             49,972
                                                2,500    North Pittsburgh Systems, Inc.                                    54,425

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held    Common Stocks                                                   Value
---------------------------------------------------------------------------------------------------------------------------------
                                               10,170    PAETEC Holding Corp. (a)                                   $     106,582
                                               12,600    Premiere Global Services, Inc. (a)                               141,372
                                                5,100    RCN Corp. (a)                                                    130,305
                                                1,200    Shenandoah Telecom Co.                                            56,508
                                                2,600    SureWest Communications                                           64,662
                                               26,230    Time Warner Telecom, Inc. Class A (a)                            544,797
                                                4,800    USA Mobility, Inc.                                                95,664
                                                                                                                    -------------
                                                                                                                        2,933,367
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.1%                         3,000    American States Water Co.                                        110,610
                                                3,000    California Water Service Group                                   114,960
                                                2,600    SJW Corp.                                                        105,248
                                                3,965    Southwest Water Co.                                               57,175
                                                                                                                    -------------
                                                                                                                          387,993
---------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.1%          5,600    Central European Distribution Corp. (a)                          163,016
---------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                              8,830    Brightpoint, Inc. (a)                                            101,015
                                                7,800    LKQ Corp. (a)                                                    170,508
                                                  700    MWI Veterinary Supply, Inc. (a)                                   23,100
                                                5,800    Prestige Brands Holdings, Inc. (a)                                68,730
                                                5,500    United Stationers, Inc. (a)                                      329,560
                                                                                                                    -------------
                                                                                                                          692,913
---------------------------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks (Cost - $212,499,992) - 90.7%            234,248,100
---------------------------------------------------------------------------------------------------------------------------------

                                                         Mutual Funds
---------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.0%          3,000    Gladstone Capital Corp.                                           71,040
---------------------------------------------------------------------------------------------------------------------------------
                                                         Total Mutual Funds (Cost - $77,951) - 0.0%                        71,040
---------------------------------------------------------------------------------------------------------------------------------

                                                 Face
                                               Amount    Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 11.2%                     $28,867,904    State Street Bank & Trust Co., 4.25% due 4/02/2007            28,867,904
---------------------------------------------------------------------------------------------------------------------------------
                                                         Total Short-Term Securities (Cost - $28,867,904) - 11.2%      28,867,904
---------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments (Cost - $241,445,847) - 101.9%             263,187,044
---------------------------------------------------------------------------------------------------------------------------------

                                            Number of
                                            Contracts    Options Written
---------------------------------------------------------------------------------------------------------------------------------
Call Options Written                            1,900    Russell 2000 Index, expiring April 2007 at USD 790            (4,237,000)
---------------------------------------------------------------------------------------------------------------------------------
                                                         Total Options Written
                                                         (Premiums Received - $3,411,459) - (1.6%)                     (4,237,000)
---------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments, Net of Options Written,
                                                         (Cost - $238,034,388*) - 100.3%                              258,950,044

                                                         Liabilities in Excess of Other Assets - (0.3%)                  (859,252)
                                                                                                                    -------------
                                                         Net Assets - 100.0%                                        $ 258,090,792
                                                                                                                    =============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 257,899,335
                                                                  =============
      Gross unrealized appreciation                               $   5,927,330
      Gross unrealized depreciation                                  (4,876,621)
                                                                  -------------
      Net unrealized appreciation                                 $   1,050,709
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) All or a portion of security held as collateral in connection with open financial futures contracts.

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2007

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Number of                                                      Unrealized
      Contracts        Issue         Expiration Date   Face Value   Appreciation
      --------------------------------------------------------------------------
        59       Russell 2000 Index     June 2007     $ 23,212,076    $ 623,924
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Premium & Dividend Income Fund Inc.


By: /s/ Mitchell M. Cox
    -----------------------
    Mitchell M. Cox
    Chief Executive Officer
    Small Cap Premium & Dividend Income Fund Inc.

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -----------------------
    Mitchell M. Cox
    Chief Executive Officer
    Small Cap Premium & Dividend Income Fund Inc.

Date: May 21, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Small Cap Premium & Dividend Income Fund Inc.

Date: May 21, 2007